U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Bluegrass Corporate Center, Suite 100 Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree 125 South Mill Street, Bluegrass Corporate Center, Suite 100 Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2013

Date of reporting period: July 1, 2012 through December 31, 2012

Item 1. Report to Stockholders

December 31, 2012

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2012

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2012 (the “reporting period”), economic activity expanded at a moderate pace. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at an annual rate of 3.1 percent in the third quarter of 2012. Real GDP contracted at a 0.1 percent annual rate (advance estimate) during the fourth quarter of 2012. The contraction in real GDP in the fourth quarter primarily reflected downturns in private inventory investment, federal government spending (defense spending decreased by 22.2 percent which was the largest decline since 1972), exports, and state and local government spending. The economy’s performance during the fourth quarter was the worst performance since the second quarter of 2009 when the economy was in a full-blown recession.

The Federal Reserve Board (“Fed”) left the federal funds target rate range at 0 to  1/4 percent during the reporting period. The Fed also maintained its accommodative monetary policy stance by purchasing additional agency mortgage-backed securities at a pace of $40 billion per month and also purchasing longer-term Treasury securities at a pace of $45 billion per month. The Fed also announced at its December meeting that it anticipated keeping the federal funds target rate at exceptionally low levels so long as the unemployment rate remains above 6  1/2 percent, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s two percent longer-run goal, and longer-term inflation expectations continue to be well anchored.

Conditions in the labor market improved somewhat during the reporting period. The seasonally adjusted national unemployment rate was 7.8 percent in December, but remained elevated by historical standards. The housing market continued to exhibit signs of improvement with home prices in most regions showing signs of stabilization. Home prices in certain areas of the country actually increased. The number of building permits, a proxy for future construction, issued in November was at a four year high according to Commerce Department figures. Record-low mortgage rates and rising home prices suggest that the housing recovery will extend into 2013.

Measures of inflation continued to decrease relative to earlier in the year. The Consumer Price Index (CPI) increased at a 1.7 percent annual rate in December. The core CPI, which excludes food and energy prices, increased at a 1.9 percent annual rate in December. The Fed’s preferred inflation measure, the core Personal Consumption Expenditures Price Index (PCE), increased at an annual rate of 1.4 percent in December. Despite inflationary fears surrounding the Fed’s ramped up bond purchase program, inflation measures continued to be well within the Fed’s tolerance levels. Longer-term inflation expectations also remained stable during the reporting period.

The yield on the benchmark 10-year Treasury note increased slightly during the reporting period and ended the year at 1.75 percent. The yield on the 30-year Treasury bond also increased during the reporting period and ended the year at 2.95 percent. Yields in the municipal bond market moved in the opposite direction of Treasury yields with the yield of a 10-year AAA-rated municipal bond decreasing approximately 14 basis points during the reporting period to end the year at 1.72 percent and the yield of a 30-year AAA-rated municipal bond decreasing approximately 33 basis points to end the year at 2.83 percent.

Municipal bond yields ended 2012 with yields near historical lows. Yields for tax-exempt securities were pushed lower (prices higher) as demand for tax-exempt securities continued to be robust while, at the same time, the supply of new bonds in 2012 was substantially lower than historical averages. The combination of strong institutional and retail demand and a limited supply of new bonds resulted in a very strong performance for municipal bonds for the six month period ended December 31, 2012.

i

State revenues continued to show positive trends as the economy continued on its slow path to recovery. U.S. Census Bureau data and Rockefeller Institute research indicate tax revenues for state governments continued to show growth compared to the same period the previous year. States have now reported eleven consecutive quarters of growth in tax collections, beginning with the first quarter of 2010. While growth in state tax collections has continued to be steady it showed some signs of slowing down in the third and fourth quarters of the year. Preliminary data for the fourth quarter of 2012 indicates that both state and local tax revenues will continue to grow, but probably at a slightly lower pace due to projections of only moderate economic growth in 2013.

A discussion of the performance of each of our funds for the six month period ended December 31, 2012 follows:

The Kentucky Tax-Free Income Series achieved a total return of 2.95 percent during the reporting period compared to a total return of 3.01 percent for the Barclays Capital Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of 1.07 percent during the period under review compared to a total return of 3.01 percent for the Barclays Capital Municipal Bond Index. Bonds with longer maturities outperformed shorter maturities throughout the reporting period, causing the Kentucky Tax-Free Income Series to slightly underperform the index and the Kentucky Tax-Free Short-to-Medium Series to underperform the index by a greater margin. Both funds had shorter durations than the index during the reporting period.

The Tennessee Tax-Free Income Series achieved a total return of 3.57 percent during the reporting period compared to a total return of 3.01 percent for the Barclays Capital Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series provided shareholders with a total return of 0.95 percent during the reporting period compared to 3.01 percent for the Barclays Capital Municipal Bond Index. Bonds with longer maturities outperformed shorter maturities throughout the reporting period, causing the Tennessee Tax-Free Short-to-Medium Series to underperform the longer index. The Tennessee Tax-Free Income Series held a number of longer-maturity holdings that outperformed the general market which caused the fund to outperform the index.

The North Carolina Tax-Free Income Series achieved a total return of 4.37 percent during the reporting period compared to 3.01 percent for the Barclays Capital Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of 1.09 percent during the reporting period compared to 3.01 percent for the Barclays Capital Municipal Bond Index. Bonds with longer maturities outperformed shorter maturities throughout the reporting period, causing the North Carolina Tax-Free Short-to-Medium Series to underperform the longer index. The North Carolina Tax-Free Income Series held a number of longer-maturity holdings that outperformed the general market which caused the fund to outperform the index.

The Alabama Tax-Free Income Series achieved a total a total return of 4.05 percent during the reporting period compared to 3.01 percent for the Barclays Capital Municipal Bond Index. The Alabama Tax-Free Income Series held a number of longer-maturity holdings that outperformed the general market, causing the fund to outperform the index.

The Mississippi Tax-Free Income Series achieved a total return of 3.91 percent during the reporting period compared to 3.01 percent for the Barclays Capital Municipal Bond Index. The Mississippi Tax-Free Income Series held a number of longer-maturity holdings that outperformed the general market, causing the fund to outperform the index.

The Intermediate Government Bond Series achieved a total return of 2.70 percent during the reporting period compared to 0.652 percent for the Barclays Capital U.S. Government Intermediate Bond Index. The Intermediate Government Bond Series outperformed the index primarily because of the fund’s concentration in non-callable, high-coupon bonds held during the reporting period and longer average maturity as compared to the index.

The Taxable Municipal Bond Series achieved a total return of 2.79 percent during the reporting period ended December 31, 2012 compared with a total return of 4.19 percent for the Barclays Capital Taxable Municipal Bond Index during the same period. The majority of the securities held in the fund during the reporting period had a credit rating of AA. Generally, lower rated investment grade bonds (those with a credit rating of A or BBB) outperformed higher rated bonds during the period, leading to the underperformance of the fund as compared to the index.

It should be noted that none of the Barclays Capital indices take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for placing your trust in us and investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2012. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	8.25%
Aa/AA	82.72%
A	3.44%
Baa/BBB	4.57%
Not Rated	1.02%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	48.07%
Prerefunded	11.53%
Lease Revenue	10.72%
Turnpikes and Toll Roads Revenue	9.70%
Municipal Utility Revenue	5.98%
Hospital and Healthcare Revenue	3.55%
Escrowed to Maturity	3.27%
State and Local Mortgage Revenue	3.07%
University Education and Building Revenue	1.64%
Public Facilities Revenue	1.17%
General Obligation	0.13%
Other Assets Less Liabilities	1.17%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	12.39%
Aa/AA	80.53%
A	6.06%
Baa/BBB	1.02%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	71.12%
Lease Revenue	13.99%
Municipal Utility Revenue	4.70%
State and Local Mortgage Revenue	2.54%
Hospital and Healthcare Revenue	2.20%
Turnpikes and Toll Roads Revenue	1.06%
Prerefunded	1.01%
Certificates of Participation	0.83%
University Education and Building Revenue	0.74%
Public Facilities Revenue	0.56%
Other Assets Less Liabilities	1.25%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	5.90%
Aa/AA	76.74%
A	11.21%
Baa/BBB	1.07%
Not Rated	5.08%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	65.41%
University Education and Building Revenue	8.51%
General Obligation	7.67%
Municipal Utility Revenue	4.93%
Lease Revenue	4.82%
Prerefunded	4.46%
Escrowed to Maturity	1.47%
Public Facilities Revenue	1.35%
Industrial Revenue	0.10%
Other Assets Less Liabilities	1.28%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	8.81%
Aa/AA	77.57%
A	10.48%
Baa/BBB	2.40%
Not Rated	0.74%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	53.54%
University Education and Building Revenue	11.80%
Prerefunded	9.62%
General Obligation	9.23%
Lease Revenue	5.52%
Public Facilities Revenue	3.92%
Turnpikes and Toll Roads Revenue	2.88%
Escrowed to Maturity	0.31%
Other Assets Less Liabilities	3.18%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	2.23%
Aa/AA	82.48%
A	12.38%
Baa/BBB	0.91%
Not Rated	2.00%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	39.98%
General Obligation	16.00%
Municipal Utility Revenue	13.41%
University Education and Building Revenue	9.37%
Hospital and Healthcare Revenue	7.06%
State and Local Mortgage Revenue	5.56%
Prerefunded	2.74%
Lease Revenue	2.39%
Escrowed to Maturity	1.18%
Industrial Revenue	0.91%
Public Facilities Revenue	0.53%
Other Assets Less Liabilities	0.87%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	15.53%
Aa/AA	69.20%
A	15.27%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	37.49%
General Obligation	20.72%
Prerefunded	14.69%
State and Local Mortgage Revenue	6.04%
Municipal Utility Revenue	5.33%
University Education and Building Revenue	4.55%
Lease Revenue	3.75%
Public Facilities Revenue	3.65%
Hospital and Healthcare Revenue	2.37%
Other Assets Less Liabilities	1.41%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	3.30%
Aa/AA	83.85%
A	11.62%
Baa/BBB	1.23%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	37.60%
Certificates of Participation	17.42%
University Education and Building Revenue	9.71%
Hospital and Healthcare Revenue	9.09%
Lease Revenue	6.16%
Public Facilities Revenue	6.05%
Prerefunded	5.28%
Municipal Utility Revenue	5.04%
General Obligation	2.39%
Other Assets Less Liabilities	1.26%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	16.20%
Aa/AA	66.15%
A	16.10%
Not Rated	1.55%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	46.65%
Certificates of Participation	19.23%
Prerefunded	11.47%
Municipal Utility Revenue	9.68%
Hospital and Healthcare Revenue	3.35%
Public Facilities Revenue	2.79%
University Education and Building Revenue	2.55%
Lease Revenue	2.37%
State and Local Mortgage Revenue	0.56%
General Obligation	0.48%
Other Assets Less Liabilities	0.87%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION	% of Net Assets
Federal Farm Credit	58.53%
Federal Home Loan Bank	30.47%
Federal Home Loan Mortgage	5.54%
Student Loan Marketing Association	3.82%
Other Assets Less Liabilities	1.64%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aa/AA	91.52%
A	8.48%

100.00%

COMPOSITION	% of Net Assets
Insured Municipal	20.47%
Certificates of Participation	18.74%
Lease Revenue	17.30%
General Obligation	14.71%
Municipal Utility Revenue	12.14%
Public Facilities Revenue	7.92%
University Education and Building Revenue	4.07%
Turnpikes and Toll Roads Revenue	2.30%
State and Local Mortgage Revenue	1.37%
Other Assets Less Liabilities	0.98%

100.00%

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
65.41% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$76,121
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	170,000	181,790
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AA-*	500,000	525,450
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,000
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	Aa3/AA-*	75,000	85,270
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	170,238
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	130,159
Albertville AL Warrants	5.000	02/01/2035	AA-*	110,000	124,103
Anniston AL Public Building Authority	5.000	03/01/2032	Aa3/AA-*	400,000	459,108
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2032	Aa2/AA-*	45,000	49,734
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2027	Aa2/AA-*	300,000	341,124
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2033	Aa2/AA-*	420,000	473,189
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2038	Aa2/AA-*	600,000	673,554
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	325,084
Bessemer AL Governmental Utility Services Corporation Water	4.750	06/01/2033	Aa3	100,000	108,305
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA-*	250,000	286,790
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	Aa3/AA-*/A-@	150,000	167,619
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	205,360
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA-*	400,000	443,272
Cullman County AL Water Revenue	5.000	05/01/2021	Baa2/A+*	125,000	134,931
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	279,338
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	55,152
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	58,066
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	450,000	471,258
Huntsville AL Health Care Authority — Series A	5.000	06/01/2024	A1/BBB*	100,000	105,151
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	420,604
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	194,395
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	340,104
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA-*	450,000	494,816
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	75,202
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	289,416
Lowndes County AL Warrants	5.250	02/01/2037	Aa3/AA-*	250,000	281,313
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA-*	100,000	115,494
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	322,626
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA-*	505,000	567,514
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Ba2	35,000	35,345
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AA-*/AA-@	200,000	221,528
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa1/AAA*	250,000	274,325
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	195,659
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	189,513
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	103,732
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,820
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	262,197
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA-*	375,000	421,766
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	283,520
Oxford AL Warrants — Series A	5.000	10/01/2036	Aa2	50,000	54,494
Phenix City AL Schools Warrants — Series B	5.000	08/01/2024	A+*	200,000	222,246
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AA-*/AA-@	275,000	309,029
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AA-*	50,000	50,669
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	327,528
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	101,293
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	Aa3/AA-*	75,000	85,471
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	Aa3/AA-*	225,000	255,341
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	85,887
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	162,506
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AA-*	250,000	296,525
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AA-*	495,000	587,644

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

University of AL General Revenue — Series A	5.000%	07/01/2032	Aa2/AA-*/AA+@	$500,000	$552,065
University of AL General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	366,765
University of AL General Revenue — Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	359,073
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	117,311
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	617,568
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1/AA+*	100,000	109,416
West Morgan East Lawrence AL Water & Sewer Revenue	4.750	08/15/2030	AA-*	75,000	83,773

					15,889,659
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.51% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	100,000	117,566
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	745,113
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	147,853
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	58,730
Auburn University General Fee Revenue — Series A	5.000	06/01/2036	Aa2/AA-*	150,000	172,766
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Ba2	120,000	120,169
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	704,114

					2,066,311
GENERAL OBLIGATION BONDS
7.67% of Net Assets
AL State — Series A	4.625	09/01/2022	Aa1/AA*	100,000	102,118
Mobile AL Refunding Warrants — Series A	5.000	02/15/2027	Aa2/AA-*	335,000	382,258
Montgomery AL Warrants — Series A	5.000	02/01/2030	Aa2/AA+*	300,000	349,248
Montgomery AL Warrants — Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA+*	80,000	90,834
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	176,430
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	287,065
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	108,924
Tuscaloosa AL Warrants — Series A	5.000	10/15/2034	Aa1/AA+*	175,000	197,985
Tuscaloosa AL Warrants — Series A	5.125	01/01/2039	Aa1/AA+*	150,000	169,139

					1,864,001
MUNICIPAL UTILITY REVENUE BONDS
4.93% of Net Assets
Birmingham AL Waterworks Board Water Revenue — Series A	5.000	01/01/2026	Aa2/AA-*	80,000	92,041
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	523,582
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	501,771
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	79,951

					1,197,345
LEASE REVENUE BONDS
4.82% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	141,450
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,817
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	231,972
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	400,000	454,760
University of Alabama General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*	250,000	284,548

					1,170,547
PREREFUNDED BONDS
4.46% of Net Assets
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	482,414
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	290,204
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AA-*	190,000	207,864
Gadsden AL Warrants — Series B	4.600	08/01/2022	NR	100,000	103,466

					1,083,948
ESCROWED TO MATURITY BONDS
1.47% of Net Assets
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AA-*	300,000	357,045

					357,045

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
1.35% of Net Assets
Etowah County AL Board of Education Capital Outlay Warrants	5.000%	09/01/2037	A+*	$200,000	$223,718
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	103,019

					326,737
INDUSTRIAL REVENUE BONDS
0.10% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,041

					25,041

Total Investments (cost $22,122,422)(See (a) below for further explanation) 98.72% of Net Assets					$23,980,634

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,877,930
Unrealized depreciation	(19,718)

Net unrealized appreciation	$1,858,212

Other Information

The following is a summary of the inputs used, as of December 31, 2012 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	23,980,634
Level 3	Significant Unobservable Inputs	—

$23,980,634

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $22,122,422)		$23,980,634
Cash		113,362
Interest receivable		331,970

Total assets		24,425,966
LIABILITIES:
Payable for:
Distributions to shareholders	109,963
Fund shares redeemed	4,242
Investment advisory fee	8,754
Transfer agent fee	3,764
Trustee fees	278
Accrued expenses	7,821

Total liabilities		134,822

NET ASSETS:
Capital		22,429,077
Accumulated net investment income		77
Net accumulated realized gain on investment transactions		3,778
Net unrealized appreciation in value of investments		1,858,212

Net assets at value		$24,291,144

NET ASSET VALUE, offering price and redemption price per share ($24,291,144 ÷ 1,915,600 shares outstanding; unlimited number of shares authorized; no par value)		$12.68

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$504,643

Expenses:
Investment advisory fee	60,279
Transfer agent fee	17,978
Custodian expense	3,900
Professional fees	6,565
Trustee fees	1,555
Other expenses	4,202

Total expenses	94,479
Fees waived by Adviser	(9,944)
Custodian expense reduction	(136)

Net expenses	84,399

Net investment income	420,244

Realized and unrealized gain on investments:
Net realized gain	4,550
Net change in unrealized appreciation/depreciation	515,964

Net realized and unrealized gain on investments	520,514

Net increase in net assets resulting from operations	$940,758

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/12	One Year Ended 6/30/2012
Operations:
Net investment income	$420,244	$781,652
Net realized gain on investments	4,550	64,847
Net change in unrealized appreciation/depreciation	515,964	1,168,601

Net increase in net assets resulting from operations	940,758	2,015,100
Distributions from net investment income	(420,167)	(781,225)
Distributions from capital gains	(16,538)	(12,037)
Net fund share transactions (Note 4)	876,208	454,495

Total increase	1,380,261	1,676,333
Net assets:
Beginning of period	22,910,883	21,234,550

End of period	$24,291,144	$22,910,883

Accumulated net investment income	$77	$427

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months		For the years ended June 30,
	12/31/2012		2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.41		$11.72	$11.77	$11.40	$11.43	$11.59

Income from investment operations:
Net investment income	0.22		0.44	0.45	0.46	0.46	0.46
Net gains/(losses) on securities, both realized and unrealized	0.28		0.70	(0.05)	0.37	(0.03)	(0.14)

Total from investment operations	0.50		1.14	0.40	0.83	0.43	0.32
Less distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.45)	(0.46)	(0.46)	(0.46)
Distributions from capital gains	(0.01)		(0.01)	—	—	—	(0.02)

Total distributions	(0.23)		(0.45)	(0.45)	(0.46)	(0.46)	(0.48)

Net asset value, end of period	$12.68		$12.41	$11.72	$11.77	$11.40	$11.43

Total return	4.05%	(b)	9.81%	3.45%	7.40%	3.95%	2.84%
Net assets, end of period (in thousands)	$24,291		$22,911	$21,235	$19,853	$14,262	$13,537
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.68%	0.60%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets	3.52%	(c)	3.59%	3.83%	3.94%	4.14%	4.00%
Portfolio turnover	2.33%	(b)	7.80%	4.70%	15.73%	14.06%	8.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.08%(c)	0%	(c)	For the six months ended December 31, 2012
.10%	0%		For the year ended June 30, 2012
.18%	0%		For the year ended June 30, 2011
.33%	0%		For the year ended June 30, 2010
.37%	.03%		For the year ended June 30, 2009
.35%	.04%		For the year ended June 30, 2008

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
48.07% of Net Assets
Boone County KY Pollution Control Revenue — Dayton Power	4.700%	01/01/2028	A3/BBB+*	$6,195,000	$6,407,488
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	Aa3/AA-*	5,330,000	5,793,497
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,750,011
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,762,130
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	5,001,663
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,406,852
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,077,138
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,977,016
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa2/BBB*	415,000	415,468
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,351,650
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa2/BBB*	8,675,000	8,681,680
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA-*	3,770,000	4,146,661
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA-*	2,500,000	2,744,925
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA-*	7,545,000	8,302,593
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,521,370
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,322,890
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/AA-@	2,000,000	2,172,860
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/AA-@	5,600,000	6,042,287
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/AA-@	5,880,000	6,324,704
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/AA-@	1,000,000	1,070,160
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,184,629
Ky Asset Liability Commission University of KY	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,274,872
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,964,220
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,902,445
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,159,570
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,073,847
KY Economic Development Finance Authority — Christian Care	5.375	11/20/2035	AA+*	1,905,000	2,045,094
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,012,380
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	1,009,071
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA-*/AA-@	7,250,000	8,430,663
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA-*/AA-@	500,000	560,025
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA-*/AA-@	10,500,000	12,119,835
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*/AA-@	500,000	565,300
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA-*/AA-@	22,390,000	25,680,882
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/AA-@	1,400,000	1,785,938
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/AA-@	3,000,000	3,457,950
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	5,000,000	5,872,050
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/AA-@	17,750,000	21,365,853
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/AA-@	24,220,000	30,298,009
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	10,000,000	12,158,100
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/AA-@	310,000	383,560
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/AA-@	18,000,000	22,403,340
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,896,585
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	5,175,000	5,819,029
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	14,835,000	16,592,650
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/AA-@	8,230,000	9,173,652
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/AA-@	10,290,000	11,439,496
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	5,800,000	6,451,920
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*/AA-@	5,000,000	5,721,100
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*/AA-@	13,390,000	15,313,206
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA-*/AA-@	4,900,000	5,580,855
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*/AA-@	2,940,000	3,541,495
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*/AA-@	1,000,000	1,240,640
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/AA-@	1,720,000	1,788,988
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/AA-@	2,385,000	2,481,497
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/AA-@	3,560,000	3,704,038

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY State Turnpike Economic Development	5.000%	07/01/2022	Aa2/AA+*/AA-@	$1,625,000	$1,800,858
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+*/AA-@	4,325,000	4,747,682
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/AA-@	3,770,000	4,140,403
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	2,000,000	2,207,500
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,720,000	5,265,821
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,471,237
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,090,880
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,592,782
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,557,716
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	5,005,348
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,167,420
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	1,210,000	1,217,478
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2038	Aa3/AA*/AA-@	12,500,000	13,263,750
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	8,064,980
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AA*/AA-@	2,855,000	3,100,216
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*/AA-@	2,990,000	3,239,486
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*/AA-@	3,135,000	3,380,533
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,285,000	3,531,145
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	14,000,000	15,045,520
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,956,372
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AA-*	2,340,000	2,455,479
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AA-*	2,250,000	2,358,113
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AA-*	1,490,000	1,557,870
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,133,590
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,401,100
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,457,117
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,879,826
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,193,698
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,175,040
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	625,126
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,297,685

					481,107,598
LEASE REVENUE BONDS
11.53% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	985,001
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa2/AA*	3,705,000	4,312,324
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	3,024,211
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	516,618
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	534,747
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,677,507
KY Area Development Districts Financing Lease — Ewing	4.700	06/01/2024	NR	2,625,000	2,669,809
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,934,554
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	4,256,665
KY Association of Counties	5.000	02/01/2030	A+*	625,000	706,938
KY Association of Counties	5.000	02/01/2032	A+*	1,000,000	1,123,900
KY Association of Counties	5.000	02/01/2035	A+*	995,000	1,104,808
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	3,007,625
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,390,020
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	493,557
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A+@	2,085,000	2,495,766
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A+@	1,290,000	1,550,864
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/AA-@	2,000,000	2,375,540
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/AA-@	1,710,000	2,022,417
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/AA-@	4,000,000	4,717,320
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/AA-@	2,500,000	2,933,650
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/AA-@	7,980,000	9,297,817
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/AA-@	5,100,000	5,959,146
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,548,060

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY State Property & Building #90	5.375%	11/01/2023	Aa3/A+*/AA-@	$1,200,000	$1,416,828
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/AA-@	24,805,000	28,907,747
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/AA-@	5,000,000	5,807,800
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/AA-@	2,505,000	3,037,162
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A+@	210,000	241,368
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/AA-@	5,000,000	5,631,800
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,453,480
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	563,805
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,681,859

					115,380,713
PREREFUNDED BONDS
10.72% of Net Assets
Ballard County KY School District Finance Corporation	5.000	06/01/2020	Aa3	1,240,000	1,320,674
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,297,094
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,317,537
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,524,397
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,594,013
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,917,744
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,229,116
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,677,849
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AA*	4,100,000	4,128,906
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,695,584
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	8,086,698
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,318,210
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,754,823
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,967,805
KY State Property & Building #85	5.000	08/01/2020	Aa2/AA-*	5,760,000	6,441,811
KY State Property & Building #85	5.000	08/01/2022	Aa2/AA-*	8,200,000	9,170,634
KY State Property & Building #85	5.000	08/01/2024	Aa2/AA-*	8,300,000	9,282,472
KY State Property & Building #85	5.000	08/01/2025	Aa2/AA-*	2,500,000	2,795,925
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/AA-@	3,930,000	4,085,942
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,862,928
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,869,426
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,055,836
Louisville & Jefferson Metropolitan Health — St Mary’s	6.125	02/01/2037	Aaa	1,300,000	1,636,752
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,489,432
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,136,485
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3	1,130,000	1,141,899
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,531,002
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,930,942
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,067,630

					107,329,566
TURNPIKES AND TOLL ROAD BONDS
9.70% of Net Assets
KY State Turnpike Economic Development	5.000	07/01/2020	Aa2/AA+*/AA-@	1,000,000	1,196,950
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	3,225,000	3,779,700
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	11,082,151
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	2,460,000	2,856,454
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	5,277,872
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	3,080,000	3,655,005
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	10,035,000	11,881,540
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	3,775,000	4,570,808
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	5,165,000	6,161,329
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*/AA-@	1,845,000	2,196,233
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	9,930,000	12,092,655
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*/AA-@	1,465,000	1,768,870
KY State Turnpike Economic Development	5.000	07/01/2031	Aa2/AA+*/AA-@	9,350,000	11,228,135
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	7,235,000	8,803,837
Ky State Turnpike Economic Development	5.000	07/01/2032	Aa2/AA+*/AA-@	8,755,000	10,481,048

					97,032,587

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
5.98% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375%	02/01/2020	A+*	$1,045,000	$1,048,145
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	588,935
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,465,360
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,991,700
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	23,380,000	27,096,719
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,256,700
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,990,592
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,098,742
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,180,620
Northern Ky Water District	5.000	02/01/2027	Aa3	4,315,000	5,090,535

					59,808,048
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.55% of Net Assets
KY Development Finance Authority — Kings Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	4,344,640
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	A1/AA-@	1,205,000	1,376,110
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A1/AA-@	4,855,000	5,580,046
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,594,750
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,683,101
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Aa2/AA*/AA@	1,000,000	1,151,460
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Aa2/AA*/AA@	2,750,000	3,152,022
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA-*/AA-@	2,750,000	3,067,873
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,560,000	2,841,165
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	540,000	574,258
Louisville & Jefferson Co Health System — Norton	5.000	10/01/2030	A-*/A-@	2,000,000	2,110,940
Louisville & Jefferson County Metropolitan Health — Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,649,676
Pike County KY Mortgage Revenue — Phelps Regional Health	5.650	09/20/2027	NR	2,420,000	2,420,363

					35,546,404
ESCROWED TO MATURITY BONDS
3.27% of Net Assets
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	BBB*	3,980,000	4,226,322
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2018	BBB*	26,740,000	28,465,265

					32,691,587
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.07% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,447,232
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	1,650,000	1,661,022
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,319,699
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,625,979
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,377,139
KY Housing Corporation	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,452,304
KY Housing Corporation	5.450	07/01/2038	Aaa/AAA*	1,150,000	1,198,427
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,118,200
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,439,135
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,480,000	2,637,579
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	465,000	488,385

					30,765,101
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.64% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,217,704
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,541,676
Louisville & Jefferson County — Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,625,635
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,696,237
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	518,091
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	3,011,840
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,763,940

					16,375,123

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
1.17% of Net Assets
Lexington Fayette Urban County Government Airport	5.000%	07/01/2030	Aa2/AA*	$600,000	$711,636
Lexington Fayette Urban County Government Airport	5.000	07/01/2032	Aa2/AA*	1,430,000	1,670,040
Lexington Fayette Urban County Government Airport	5.000	07/01/2033	Aa2/AA*	520,000	604,479
Lexington Fayette Urban County Government Airport	5.000	07/01/2038	Aa2/AA*	1,150,000	1,304,306
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	748,219
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,347,520
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,339,922

					11,726,122
GENERAL OBLIGATION BONDS
0.13% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+*	1,115,000	1,305,877

					1,305,877

Total Investments (cost $907,904,452)(See (a) below for further explanation) 98.83% of Net Assets					$989,068,726

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$81,695,828
Unrealized depreciation	(531,554)

Net unrealized appreciation	$81,164,274

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	989,068,726
Level 3	Significant Unobservable Inputs	—

$989,068,726

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $907,904,452)		$989,068,726
Cash		3,164,255
Receivable for fund shares sold		62,436
Interest receivable		13,169,334

Total assets		1,005,464,751
LIABILITIES:
Payable for:
Distributions to shareholders	3,569,730
Fund shares redeemed	507,142
Investment advisory fee	319,870
Transfer agent fee	105,190
Trustees fees	45,502
Accrued expenses	215,741

Total liabilities		4,763,175

NET ASSETS:
Capital		919,484,118
Accumulated net investment income		34,751
Net accumulated realized gain on investment transactions		18,433
Net unrealized appreciation in value of investments		81,164,274

Net assets at value		$1,000,701,576

NET ASSET VALUE, offering price and redemption price per share ($1,000,701,576 ÷123,723,066 shares outstanding; unlimited number of shares authorized; no par value)		$8.09

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$19,721,445

Expenses:
Investment advisory fee	1,898,431
Transfer agent fee	624,381
Custodian expense	61,315
Professional fees	103,892
Trustees fees	66,376
Other expenses	119,181

Total expenses	2,873,576
Custodian expense reduction	(5,432)

Net expenses	2,868,144

Net investment income	16,853,301

Realized and unrealized gain on investments:
Net realized gain	85,731
Net change in unrealized appreciation/depreciation	11,824,394

Net realized and unrealized gain on investments	11,910,125

Net increase in net assets resulting from operations	$28,763,426

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/2012	One Year Ended 6/30/2012
Operations:
Net investment income	$16,853,301	$34,152,687
Net realized gain on investments	85,731	714,806
Net change in unrealized appreciation/depreciation	11,824,394	45,703,274

Net increase in net assets resulting from operations	28,763,426	80,570,767
Distributions from net investment income	(16,818,550)	(34,105,208)
Distributions from capital gains	(146,341)	(3,744,261)
Net fund share transactions (Note 4)	(500,927)	50,057,645

Total increase	11,297,608	92,778,943
Net assets:
Beginning of period	989,403,968	896,625,025

End of period	$1,000,701,576	$989,403,968

Accumulated net investment income	$34,751	$47,479

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/12		For the years ended June 30,
			2012	2011	2010	2009	2008
Net asset value, beginning of year	$7.99		$7.63	$7.67	$7.49	$7.39	$7.43

Income from investment operations:
Net investment income	0.14		0.28	0.29	0.29	0.29	0.29
Net gains/(losses) on securities,both realized and unrealized	0.10		0.39	(0.02)	0.20	0.11	(0.04)

Total from investment operations	0.24		0.67	0.27	0.49	0.40	0.25
Less distributions:
Distributions from net investment income	(0.14)		(0.28)	(0.29)	(0.29)	(0.29)	(0.29)
Distributions from capital gains	0.00	(b)	(0.03)	(0.02)	(0.02)	(0.01)	— (b)
Total distributions	(0.14)		(0.31)	(0.31)	(0.31)	(0.30)	(0.29)

Net asset value, end of period	$8.09		$7.99	$7.63	$7.67	$7.49	$7.39

Total return	2.95%	(c)	8.97%	3.57%	6.58%	5.65%	3.47%
Net assets, end of period (in thousands)	$1,001,702		$989,404	$896,625	$882,897	$788,923	$734,613
Ratio of net expenses to average net assets (a)	0.57%	(d)	0.57%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.34%	(d)	3.60%	3.78%	3.81%	3.99%	3.94%
Portfolio turnover	1.37%	(c)	8.39%	11.42%	4.76%	6.09%	5.69%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

Percentages before custodian reductions were:

0.57%	(d)	For the six months ended December 31, 2012
0.57%		For the year ended June 30, 2012
0.58%		For the year ended June 30, 2011
0.58%		For the year ended June 30, 2010
0.58%		For the year ended June 30, 2009
0.58%		For the year ended June 30, 2008

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
71.12% of Net Assets
Boone County School District Finance Corporation	4.000%	08/01/2018	Aa3	$145,000	$155,640
Bourbon County Public Project	3.800	02/01/2019	Aa3	260,000	283,379
Boyle County Centre College	5.000	06/01/2018	Aa3/AA-*	200,000	231,100
Boyle County Centre College	5.000	06/01/2020	Aa3/AA-*	150,000	170,084
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	299,034
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	158,538
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	965,011
Christian County School District Finance Corporation	4.000	08/01/2019	Aa3	720,000	787,910
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	224,326
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	332,106
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa2/AA*	140,000	151,789
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,561,273
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA-*	200,000	234,190
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA-*	175,000	193,939
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	105,632
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,099,090
KY Asset Liability Project Notes	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,183,660
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	275,000	306,727
KY Asset Liability Project Notes	4.500	09/01/2016	Aa2/AA*/AA-@	175,000	197,603
KY Asset Liability Project Notes	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,766,865
KY Asset Liability Projects — Federal Highway	4.200	09/01/2018	Aa2/AA*/AA-@	1,500,000	1,694,130
KY Asset Liability	4.300	09/01/2019	Aa2/AA*/AA-@	1,400,000	1,576,008
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2019	Aa2/AA-*	320,000	373,878
KY Asset Liability University of Kentucky Project Notes	4.000	10/01/2019	Aa2/AA-*	100,000	110,119
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,396,850
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,903,493
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	544,100
KY Economic Development Finance Authority — Norton Health	6.000	10/01/2018	Baa2/BBB*	560,000	581,571
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa2/A+*	350,000	354,351
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa2/A+*	300,000	303,813
KY State Rural Water Finance Corporation	4.500	08/01/2021	Baa2/A+*	100,000	111,312
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	1,000,000	1,215,810
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA-*/AA-@	200,000	240,736
Ky State Property & Building #87	5.000	03/01/2017	Aa3/A+*/AA-@	850,000	982,753
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/AA-@	4,500,000	5,163,210
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA-*/AA-@	2,525,000	2,831,434
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA-*/AA-@	1,260,000	1,500,685
Ky State Property & Building #85	5.000	08/01/2016	Aa3/AA-*/AA-@	835,000	924,938
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,080,090
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/AA-@	955,000	1,069,992
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/AA-@	190,000	227,077
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/AA-@	1,415,000	1,734,889
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/AA-@	775,000	892,513
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	100,000	117,441
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	2,136,733
KY State Property & Building #89	5.000	11/01/2014	Aa3/AA-*/AA-@	2,000,000	2,160,180
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA-*/AA-@	2,230,000	2,495,838
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA-*/AA-@	100,000	111,938
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA-*/AA-@	200,000	237,110
KY State Turnpike Authority Economic Development	5.000	07/01/2019	AA2/AA+*/AA-@	2,250,000	2,494,080
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,930,314
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,681,018
Lexington-Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	199,969
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,388,824
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2016	Aa3/AA*/AA-@	500,000	550,615
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2016	Aa3/AA*	100,000	113,586
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	315,975

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Oldham County School Building Corporation	4.375%	06/01/2018	Aa3	$2,570,000	$2,891,610
Paducah Electric Plant	3.000	10/01/2014	Aa3/A-@	750,000	781,950
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	834,093
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,445,750
Warren Co School District Finance Corporation	4.000	04/01/2018	Aa3	725,000	817,336
Western KY University	4.000	09/01/2020	Aa3/A+*	290,000	318,701
Western KY University	3.000	09/01/2014	Aa3/AA-*	1,000,000	1,035,830
Western Ky University	4.000	09/01/2017	Aa3/AA-*	2,145,000	2,406,368

					65,686,907
LEASE REVENUE BONDS
13.99% of Net Assets
Daviess County School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	111,618
Fayette County School District Finance Corporation	4.375	05/01/2021	Aa2/AA*	200,000	223,854
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	193,137
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	207,930
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	213,974
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	197,426
KY Association of Counties	4.250	02/01/2017	A+*	500,000	547,185
KY Association of Counties	4.000	02/01/2018	A+*	115,000	127,767
KY Association of Counties	4.250	02/01/2019	A+*	255,000	291,156
KY Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	169,826
KY Infrastructure Authority	5.250	08/01/2013	AA*	435,000	446,575
KY State Property & Building #94	5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,057,640
KY State Property & Building #94	5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,368,056
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/AA-@	500,000	579,065
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/AA-@	510,000	608,221
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/AA-@	100,000	115,573
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/AA-@	250,000	279,653
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/AA-@	250,000	301,483
KY State Property & Building	5.750	11/01/2019	Aa3/A+*/AA-@	200,000	248,058
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/AA-@	495,000	585,941
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/AA-@	1,600,000	1,948,656
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/AA-@	500,000	584,965
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/AA-@	200,000	233,986
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/AA-@	1,050,000	1,276,779
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	493,830
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	508,387

					12,920,741
MUNICIPAL UTILITY REVENUE BONDS
4.70% of Net Assets
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	552,615
KY State Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	586,126
KY State Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	320,877
KY State Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	267,508
Lawrenceburg Water & Sewer	3.000	10/01/2018	A1	375,000	404,366
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,104,970
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,104,970

					4,341,432
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.54% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,588,905
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	756,833

					2,345,738
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.20% of Net Assets
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	117,656
KY Development Finance Authority — Kings Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,098,700

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY Economic Development Finance Authority — Baptist Hospital	4.750%	08/15/2019	A1/AA-	$110,000	$124,258
KY Economic Development Finance Authority — St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	435,252
KY Economic Development Finance Authority — Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	260,312

					2,036,178
TURNPIKES AND TOLL ROAD BONDS
1.06% of Net Assets
KY Turnpike Authority Economic Development Road Revenue	4.125	07/01/2019	Aa2/AA+*/AA-@	105,000	120,997
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	859,065

					980,062
PREREFUNDED BONDS
1.01% of Net Assets
KY Development Finance Authority — Norton Health	5.850	10/01/2015	BBB*	885,000	931,772

					931,772
CERTIFICATES OF PARTICIPATION BONDS
0.83% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	770,377

					770,377
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
0.74% of Net Assets
KY State Asset/Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	174,879
Louisville & Jefferson Mortgage Revenue Papa Johns	4.000	03/01/2020	Aa2/AA-*	300,000	337,782
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	170,297

					682,958
PUBLIC FACILITIES REVENUE BONDS
0.56% of Net Assets
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	186,177
Todd County Public Properties — Court House Facilities	3.250	06/01/2019	Aa3	100,000	110,023
Whitley County Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	221,424

					517,624

Total Investments (cost $86,188,568)(See (a) below for further explanation) 98.75% of Net Assets					$91,213,789

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,072,649
Unrealized depreciation	(47,428)

Net unrealized appreciation	$5,025,221

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	91,213,789
Level 3	Significant Unobservable Inputs	—

$91,213,789

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $86,188,568)		$91,213,789
Cash		124,761
Receivable for fund shares sold		241
Interest receivable		1,144,687

Total assets		92,483,478
LIABILITIES:
Payable for:
Distributions to shareholders	48,171
Fund shares redeemed	4,140
Investment advisory fee	39,589
Transfer agent fee	16,969
Trustees fees	2,081
Accrued expenses	10,765

Total liabilities		121,715

NET ASSETS:
Capital		88,237,194
Net accumulated realized loss on investment transactions		(900,652)
Net unrealized appreciation in value of investments		5,025,221

Net assets at value		$92,361,763

NET ASSET VALUE, offering price and redemption price per share ($92,361,763 ÷ 16,658,530 shares outstanding; unlimited number of shares authorized; no par value)		$5.54

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$1,303,597

Expenses:
Investment advisory fee	230,248
Transfer agent fee	60,194
Custodian expense	8,931
Professional fees	12,369
Trustees fees	5,970
Other expenses	15,820

Total expenses	333,532
Custodian expense reduction	(491)

Net expenses	333,041

Net investment income	970,556

Realized and unrealized gain on investments:
Net realized gain	41,452
Net change in unrealized appreciation/depreciation	11,672

Net realized and unrealized gain on investments	53,124

Net increase in net assets resulting from operations	$1,023,680

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/2012	One Year Ended 6/30/2012
Operations:
Net investment income	$970,556	$1,911,427
Net realized gain on investments	41,452	88,570
Net change in unrealized appreciation/depreciation	11,672	2,079,426

Net increase in net assets resulting from operations	1,023,680	4,079,423
Distributions from net investment income	(970,556)	(1,911,427)
Net fund share transactions (Note 4)	2,780,774	14,954,411

Total increase	2,833,898	17,122,407
Net assets:
Beginning of period	89,527,865	72,405,458

End of period	$92,361,763	$89,527,865

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/2012		For the years ended June 30,
			2012	2011	2010	2009	2008
Net asset value, beginning of year	$5.54		$5.39	$5.36	$5.25	$5.16	$5.13

Income from investment operations:
Net investment income	0.06		0.12	0.13	0.15	0.17	0.17
Net gains/(losses) on securities, both realized and unrealized	0.00		0.15	0.03	0.11	0.09	0.03

Total from investment operations	0.06		0.27	0.16	0.26	0.26	0.20
Less distributions:
Distributions from net investment income	(0.06)		(0.12)	(0.13)	(0.15)	(0.17)	(0.17)

Net asset value, end of period	$5.54		$5.54	$5.39	$5.36	$5.25	$5.16

Total return	1.07%	(b)	5.10%	3.04%	4.99%	5.02%	3.94%
Net assets, end of period (in thousands)	$93,362		$89,528	$72,405	$69,166	$60,570	$53,955
Ratio of net expenses to average net assets (a)	0.73%	(c)	0.73%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	2.13%	(c)	2.22%	2.44%	2.80%	3.16%	3.28%
Portfolio turnover	1.80%	(b)	4.73%	15.37%	20.26%	15.64%	14.17%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

Percentages before custodian reductions were:

0.73%	(c)	For the six months ended December 31, 2012
0.73%		For the year ended June 30, 2012
0.72%		For the year ended June 30, 2011
0.72%		For the year ended June 30, 2010
0.72%		For the year ended June 30, 2009
0.73%		For the year ended June 30, 2008

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
53.54% of Net Assets
Jackson MS Municipal Airport Authority	5.000%	10/01/2031	A3/A-@	$170,000	$178,995
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	143,544
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	Aa3/AA-*	120,000	137,894
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA-*	100,000	111,956
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	5,000	5,159
MS Development Bank Special Obligation Canton — Series A	5.750	10/01/2031	Aa3	370,000	444,618
MS Development Bank Special Obligation Meridian Water and Sewer	5.125	07/01/2026	A*	50,000	50,569
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	359,665
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	141,233
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	244,681
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	Aa3/A+*	125,000	147,679
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	Aa3/AA-*	55,000	61,425
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	Aa3/AA-*	125,000	141,135
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa3	70,000	79,914
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA-*	135,000	156,314
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	97,892
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	116,140
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	69,439
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	Aa3/AA-*	100,000	112,647
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	20,000	21,069
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	25,000	25,863
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	49,318
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	30,000	31,078
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	Aa3/AA-*	80,000	91,017
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	Aa3/AA-*	150,000	166,338
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	329,220
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	276,816
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	137,956
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA-*	55,000	62,954
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA-*	150,000	168,927
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA-*	45,000	50,318
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	245,959
MS State University Educational Building Corporation	5.000	08/01/2028	Aa2/A+*/AA@	30,000	32,420
University Southern MS Education Building — Series A	5.000	03/01/2022	Aa2	100,000	111,803
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	54,338

					4,656,293
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.80% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	106,441
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	196,812
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa2/AA@	50,000	56,419
MS State University Educational Building Corporation	5.000	08/01/2036	Aa2/AA@	175,000	198,896
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	114,964
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	116,067
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	236,996

					1,026,595
PREREFUNDED BONDS
9.62% of Net Assets
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2025	Aa3/AA-*	100,000	107,720
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aa3/AA-*	60,000	64,632
MS Development Bank Special Obligation Jackson Water & Sewe	5.000	09/01/2034	Aa3/AA-*	335,000	360,862
Olive Branch MS Public Improvement	4.125	06/01/2022	Aa2	100,000	101,599
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Baa2	200,000	202,096

					836,909

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

GENERAL OBLIGATION BONDS
9.23% of Net Assets
MS State Capital Improvement Projects — Series A	5.000%	10/01/2029	Aa2/AA*/AA+@	$145,000	$174,589
MS State Capital Improvements Projects — Series A	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	554,976
MS State Refunding — Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	62,761
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,039

					802,365
LEASE REVENUE BONDS
5.52% of Net Assets
MS State Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	236,010
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	244,273

					480,283
PUBLIC FACILITIES REVENUE BONDS
3.92% of Net Assets
MS Development Bank Special Obligations Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	58,802
MS Development Bank Special Obligations Department of Corrections	5.250	08/01/2027	AA-*/AA@	240,000	282,247

					341,049
TURNPIKES AND TOLL ROAD BONDS
2.88% of Net Assets
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	250,852

					250,852
ESCROWED TO MATURITY BONDS
0.31% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	25,000	26,766

					26,766

Total Investments (cost $7,819,436)(See (a) below for further explanation) 96.82% of Net Assets					$8,421,112

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$606,935
Unrealized depreciation	(5,259)

Net unrealized appreciation	$601,676

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,421,112
Level 3	Significant Unobservable Inputs	—

$8,421,112

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $7,819,436)		$8,421,112
Cash		208,536
Interest receivable		130,737

Total assets		8,760,385
LIABILITIES:
Payable for:
Distributions to shareholders	38,208
Investment advisory fee	1,982
Transfer agent fee	2,782
Trustees fees	204
Accrued expenses	4,039

Total liabilities		47,215

NET ASSETS:
Capital		8,132,366
Accumulated net investment income		378
Net accumulated realized loss on investment transactions		(21,250)
Net unrealized appreciation in value of investments		601,676

Net assets at value		$8,713,170

NET ASSET VALUE, offering price and redemption price per share ($8,713,170 ÷ 711,136 shares outstanding; unlimited number of shares authorized; no par value)		$12.25

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$161,917

Expenses:
Investment advisory fee	20,649
Transfer agent fee	6,378
Custodian expense	3,491
Pricing fees	2,268
Professional fees	1,077
Other expenses	2,913

Total expenses	36,776
Fees waived by Adviser	(9,850)
Custodian expense reduction	(48)

Net expenses	26,878

Net investment income	135,039

Realized and unrealized gain/(loss) on investments:
Net realized loss	1,015
Net change in unrealized appreciation/depreciation	166,624

Net realized and unrealized gain on investments	167,639

Net increase in net assets resulting from operations	$302,678

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/2012	One Year Ended 6/30/2012
Operations:
Net investment income	$135,039	$251,938
Net realized gain/(loss) on investments	1,015	(22,265)
Net change in unrealized appreciation/depreciation	166,624	419,712

Net increase in net assets resulting from operations	302,678	649,385
Distributions from net investment income	(150,729)	(251,732)
Net fund share transactions (Note 4)	849,246	938,255

Total increase	1,001,195	1,335,908
Net assets:
Beginning of period	7,711,975	6,376,067

End of period	$8,713,170	$7,711,975

Accumulated net investment income	$378	$16,274

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/2012		For the years ended June 30,
			2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.01		$11.33	$11.41	$11.03	$11.08	$11.24

Income from investment operations:
Net investment income	0.20		0.42	0.44	0.45	0.45	0.45
Net gains/(losses) on securities, both realized and unrealized	0.24		0.68	(0.08)	0.38	(0.05)	(0.16)

Total from investment operations	0.44		1.10	0.36	0.83	0.40	0.29
Less distributions:
Distributions from net investment income	(0.20)		(0.42)	(0.44)	(0.45)	(0.45)	(0.45)
Distributions from capital gains	—		—	—	—	— (b)	— (b)

Total distributions	(0.20)		(0.42)	(0.44)	(0.45)	(0.45)	(0.45)

Net asset value, end of period	$12.25		$12.01	$11.33	$11.41	$11.03	$11.08

Total return	3.91%	(c)	9.87%	3.19%	7.65%	3.72%	2.64%
Net assets, end of period (in thousands)	$8,713		$7,712	$6,376	$6,321	$5,001	$4,447
Ratio of net expenses to average net assets (a)	0.66%	(d)	0.65%	0.58%	0.45%	0.44%	0.45%
Ratio of net investment income to average net assets	3.28%	(d)	3.59%	3.86%	3.99%	4.11%	4.02%
Portfolio turnover	3.68%	(c)	9.99%	20.53%	10.04%	9.30%	2.79%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.24%(d)	0%	(d)	For the six months ended December 31, 2012
.27%	0%		For the year ended June 30, 2012
.26%	0%		For the year ended June 30, 2011
.46%	0%		For the year ended June 30, 2010
.53%	.08%		For the year ended June 30, 2009
.46%	.10%		For the year ended June 30, 2008

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
37.60% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,120,310
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,097,550
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,166,110
Charlotte NC Airport Revenue	5.250	07/01/2023	Aa3/A+*/A+@	1,000,000	1,063,270
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,120,700
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,110,480
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,858,358
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	843,338
Harnett County NC Certificates of Participation	5.000	06/01/2027	Aa3/AA-*	300,000	342,483
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,119,680
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AA-*	500,000	557,330
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA-*	550,000	612,849
Montgomery County NC Certificates of Participation — Series A	5.000	02/01/2030	A-*	1,680,000	1,817,575
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA-*	2,045,000	2,385,840
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/BBB*/A-@	1,000,000	1,327,850
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/A-@	1,000,000	1,116,660
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,212,760
NC Eastern Municipal Power Agency — Series B	6.000	01/01/2022	Aa3/AA-*/AA-@	915,000	1,176,781
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,141,090
NC Medical Care Community Hospital Revenue — Stanly Hospital	5.375	10/01/2014	BBB+@	10,000	10,017
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,105,040
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA-*	1,325,000	1,448,052
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AA-*	1,250,000	1,427,063
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AA-*	1,000,000	1,109,640
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	Aa3/AA-*	435,000	503,842
University NC System Pool Revenue — Series A	5.000	10/01/2033	Aa3/A+*	430,000	466,787
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A-*	1,000,000	1,071,870
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	626,197
University of NC System Pool Revenue — Series A	5.000	10/01/2026	Aa3	1,000,000	1,155,090
University of NC System Pool Revenue — Series A	5.000	10/01/2033	Aa3	1,000,000	1,116,610
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,606,350
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	561,745
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa3/AA-*	780,000	880,799
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa3/AA-*	750,000	829,118
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa3/AA-*	1,355,000	1,488,576

					37,597,810
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.42% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa2/AA+*	1,000,000	1,192,840
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	296,838
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	866,978
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	404,858
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,106,450
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	535,450
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,678,808
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	891,204
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	1,008,792
Dare County NC Limited Obligation — Series D	5.000	06/01/2029	Aa3/AA-*	100,000	118,552
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	587,807
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	393,782
Mecklenburg County NC Certificates of Participation — Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,149,520
Mecklenburg County NC Certificates of Participation — Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	473,958
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,085,426
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA*	230,000	282,033
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	216,884
Pender County NC Limited Obligation	4.500	06/01/2036	Aa3	500,000	541,055

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Pitt County NC Certificates of Participation	5.000%	04/01/2027	Aa3/AA-*/AA@	$500,000	$594,905
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	885,045
Wilmington NC Certificates of Participation — Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	282,825
Wilson County NC Limitied Obligation	4.500	06/01/2036	Aa3	1,000,000	1,098,120
Winston Salem NC Certificates of Participation — Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	726,153

					17,418,283
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.71% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	582,260
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,417,150
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	579,100
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	810,000	984,562
Pitt County NC Limited Obligation — Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	119,026
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AA+*/AAA@	1,000,000	1,098,000
University of NC at Charlotte — Series A	5.000	04/01/2029	Aa3/AA-*	1,000,000	1,208,030
University of NC at Charlotte — Series A	5.000	04/01/2031	Aa3/AA-*	750,000	898,478
University of NC Greensboro	5.000	04/01/2031	Aa3/A+*	500,000	590,860
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,235,344

					9,712,810
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.09% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	488,988
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,201,409
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	830,333
NC Medical Care Community Hospital Revenue Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,100,000	1,213,729
NC State Medical Care Commission Hospital Revenue Baptist	5.250	06/01/2029	Aa3/AA-*	645,000	746,413
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	Aa3/AA-*	405,000	445,302
NC Medical Care Commission Health Care Facilities Wake Forest	5.000	12/01/2033	Aa3/AA-*	1,000,000	1,149,140
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,887,500
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	575,290
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/A+*/A+@	500,000	550,480

					9,088,584
LEASE REVENUE BONDS
6.16% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	819,188
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	668,502
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	594,764
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,634,715
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa2/AA*/AA+@	750,000	878,888
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	158,804
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AAA@	1,215,000	1,400,227

					6,155,088
PUBLIC FACILITIES REVENUE BONDS
6.05% of Net Assets
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	307,056
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	115,347
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,170,475
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	275,164
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,673,480
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	508,802

					6,050,324
PREREFUNDED BONDS
5.28% of Net Assets
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,105,240
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AA-*	2,500,000	2,765,550
NC Eastern Municipal Power Agency Power System — Series A	6.000	01/01/2026	Aaa/A-*/A-@	275,000	373,296
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,033,479

					5,277,565

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
5.04% of Net Assets
Bladen County NC Limited Obligation	4.500%	06/01/2036	A1	$750,000	$814,088
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	324,942
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,879,260
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000	01/01/2031	A2/A*/A@	400,000	468,192
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	556,210

					5,042,692
GENERAL OBLIGATION BONDS
2.39% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	262,013
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	377,220
Wake County NC Limited Obligation — Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,750,035

					2,389,268

Total Investments (cost $91,306,696)(See (a) below for further explanation) 98.74% of Net Assets					$98,732,424

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,473,251
Unrealized depreciation	(47,523)

Net unrealized appreciation	$7,425,728

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	98,732,424
Level 3	Significant Unobservable Inputs	—

$98,732,424

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $91,306,696)		$98,732,424
Cash		559,877
Receivable for fund shares sold		4,172
Interest receivable		1,073,463

Total assets		100,369,936
LIABILITIES:
Payable for:
Distributions to shareholders	262,753
Fund shares redeemed	50,739
Investment advisory fee	44,367
Transfer agent fee	11,578
Trustee fee	740
Accrued expenses	6,134

Total liabilities		376,311

NET ASSETS:
Capital		92,559,045
Accumulated net investment income		4,443
Net accumulated realized gain on investment transactions		4,409
Net unrealized appreciation in value of investments		7,425,728

Net assets at value		$99,993,625

NET ASSET VALUE, offering price and redemption price per share ($99,993,625 ÷ 8,402,054 shares outstanding; unlimited number of shares authorized; no par value)		$11.90

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$1,796,700

Expenses:
Investment advisory fee	241,261
Transfer agent fee	63,050
Custodian expense	8,901
Professional fees	13,046
Other expenses	17,517

Total expenses	343,775
Custodian expense reduction	(562)

Net expenses	343,213

Net investment income	1,453,487

Realized and unrealized gain on investments:
Net realized gain	4,409
Net change in unrealized appreciation/depreciation	2,515,619

Net realized and unrealized gain on investments	2,520,028

Net increase in net assets resulting from operations	$3,973,515

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/2012	One Year Ended 6/30/2012
Operations:
Net investment income	$1,453,487	$2,784,328
Net realized gain on investments	4,409	270,575
Net change in unrealized appreciation/depreciation	2,515,619	4,314,029

Net increase in net assets resulting from operations	3,973,515	7,368,932
Capital gains distributed to shareholders	(131,685)	—
Distributions from net investment income	(1,449,044)	(2,780,923)
Net fund share transactions (Note 4)	9,296,945	8,404,077

Total increase	11,689,731	12,992,086
Net assets:
Beginning of period	88,303,894	75,311,808

End of period	$99,993,625	$88,303,894

Accumulated net investment income	$4,443	$3,405

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/2012		For the years ended June 30,
			2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.59		$10.92	$11.01	$10.71	$10.62	$10.74

Income from investment operations:
Net investment income	0.18		0.39	0.40	0.40	0.41	0.41
Net gains/(losses) on securities,both realized and unrealized	0.31		0.67	(0.09)	0.30	0.09	(0.12)

Total from investment operations	0.49		1.06	0.31	0.70	0.50	0.29
Less distributions:
Distributions from net investment income	(0.18)		(0.39)	(0.40)	(0.40)	(0.41)	(0.41)

Net asset value, end of period	$11.90		$11.59	$10.92	$11.01	$10.71	$10.62

Total return	4.37%	(b)	9.87%	2.90%	6.62%	4.83%	2.69%
Net assets, end of period (in thousands)	$99,994		$88,304	$75,312	$77,116	$66,891	$65,300
Ratio of net expenses to average net assets (a)	0.72%	(c)	0.71%	0.70%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	3.02%	(c)	3.46%	3.69%	3.66%	3.89%	3.76%
Portfolio turnover	0.06%	(b)	5.94%	14.16%	5.92%	7.82%	11.03%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.

Percentages before custodian reductions were:

0.72%	(c)	For the six months ended December 31, 2012
0.71%		For the year ended June 30, 2012
0.70%		For the year ended June 30, 2011
0.72%		For the year ended June 30, 2010
0.72%		For the year ended June 30, 2009
0.72%		For the year ended June 30, 2008

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
46.65% of Net Assets
Appalachian State University NC Revenue Refunding	5.000%	07/15/2018	Aa2	$40,000	$43,927
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	155,422
Brunswick County NC Community College — Series B	4.250	05/01/2022	Aa2/AA*/AA@	125,000	138,645
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	137,551
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	199,422
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	54,561
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	143,001
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	198,942
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/BBB*	200,000	220,902
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	127,963
Dare County NC Certificates of Participation	5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	160,178
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	253,383
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	251,109
Harnett County NC Certificates of Participation	5.000	12/01/2015	Aa3/AA-*	125,000	140,335
Harnett County NC Certificates of Participation	5.000	12/01/2021	Aa3/AA-*	200,000	231,512
Harnett County NC Certificates of Participation	3.500	06/01/2016	Aa3/AA-*	250,000	270,413
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	661,010
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	52,879
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	480,730
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AA-*	100,000	106,035
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	Aa3/AA-*	180,000	209,315
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA-*	225,000	259,004
Lincoln County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA-*/AA-@	200,000	226,804
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	408,832
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA-*	100,000	113,284
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA-*	400,000	425,688
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA-*	150,000	181,482
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa1/AA*	250,000	254,310
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AA-*/A-@	550,000	653,372
NC Eastern Municipal Power Agency System Revenue	5.000	01/01/2020	A-*/A-@	250,000	279,008
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	100,000	100,000
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	113,617
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	174,536
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	488,244
NC Medical Care — Caromont Health	3.250	02/15/2018	Aa3/AA-*	370,000	395,944
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	157,704
Onslow NC Water & Sewer	4.250	06/01/2022	Baa2/A+*	150,000	166,916
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	107,026
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA-*	170,000	183,449
Randolph County NC Certificates of Participation	5.000	02/01/2021	Aa3	100,000	111,081
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA-*	100,000	112,305
Rutherford County NC Certificates of Participation	5.000	12/01/2017	Aa3/AA-*	105,000	123,663
Rutherford County NC Certificates of Participation	5.000	12/01/2018	Aa3/AA-*	205,000	240,475
Rutherford NC Certificates of Participation	4.000	12/01/2019	Aa3/AA-*	200,000	222,906
Rutherford County NC Certificates of Participation	5.000	12/01/2020	Aa3/AA-*	100,000	116,270
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*	50,000	53,127
Sampson County NC Certificates of Participation	5.000	06/01/2020	Aa3/AA-*	400,000	459,420
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA-*	150,000	161,690
University of NC — Series A	4.250	10/01/2021	Aa3	100,000	112,508
University NC Wilmington Certificates of Participation	4.000	06/01/2017	Aa3/AA-*	100,000	111,734
University NC Wilmington Certificates of Participation	5.250	06/01/2021	A-*	100,000	108,841
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A-*	40,000	42,356
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A-*	300,000	326,640
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A-*	100,000	108,114
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	Aa3/AA-*	230,000	264,599
Wilson NC Certificates of Participation	5.000	05/01/2016	Aa3/AA-*	200,000	226,512

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Wilson NC Certificates of Participation	5.000%	05/01/2018	Aa3/AA-*	$160,000	$184,643
Wilson NC Certificates of Participation	5.000	05/01/2022	Aa3/AA-*	350,000	392,284

					12,405,623
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
19.23% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	501,749
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	239,535
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	173,085
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	120,712
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	300,470
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	107,393
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	84,062
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	413,312
Dare County NC Limited Obligation — Series D	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	115,304
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	288,110
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	679,074
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	142,264
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	279,465
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	217,666
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	136,772
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*/AA+@	100,000	117,816
NC State Capital Improvement Obligation — Series A	5.000	05/01/2021	Aa1/AA+*/AA+@	500,000	615,230
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	239,690
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	227,622
Wilmington NC Certificates of Participation — Series A	4.200	06/01/2019	Aa2/AA*/AA@	100,000	115,176

					5,114,507
PREREFUNDED BONDS
11.47% of Net Assets
Appalachian St Univ NC Revenue Refunding	5.000	07/15/2018	Aa2	35,000	38,996
Buncombe County NC Certificates of Participation	5.000	04/01/2018	Aa2/AA+*	250,000	275,255
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2016	Aa2	125,000	133,389
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2018	Aa2	125,000	133,389
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	289,695
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	333,309
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AA-*	215,000	227,513
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AA-*	1,100,000	1,188,715
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2019	Aa1/AA+*/AA+@	85,000	89,174
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	Aa3/AA-*/AA-@	50,000	53,108
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	286,320

					3,048,863
MUNICIPAL UTILITY REVENUE BONDS
9.68% of Net Assets
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	795,032
NC Eastern Municipal Power Agency — Series D	4.000	01/01/2016	Baa1/A-*/A-@	95,000	103,401
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*	200,000	200,000
NC Eastern Municipal Power Agency — Series B	3.250	01/01/2015	Baa1/A-*/A-@	250,000	262,178
NC State Eastern Municipal Power System Revenue	6.500	01/01/2018	Aa3/AA-*	100,000	124,490
NC Eastern Municipal Power Agency — Series A	5.000	01/01/2016	A-*/A-@	50,000	55,833
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	233,762
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	109,404
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	295,930
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	140,453
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	253,705

					2,574,188
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.35% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	226,660
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	226,997

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Charlotte-Mecklenburg Hospital	4.375%	01/15/2019	Aa3/AA-*	$150,000	$170,072
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	105,691
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	162,090

					891,510
PUBLIC FACILITIES REVENUE BONDS
2.79% of Net Assets
Charlotte NC Airport — Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	110,358
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	386,862
Mecklenburg County NC Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	121,533
Raleigh Durham NC Airport Authority — Series B	5.000	11/01/2017	Aa3/AA-@	105,000	124,168

					742,921
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.55% of Net Assets
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	288,107
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	390,509

					678,616
LEASE REVENUE BONDS
2.37% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	149,295
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	Aa3/AA*/A+@	310,000	371,448
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	109,232

					629,975
STATE AND LOCAL MORTGAGE REVENUE BONDS
.56% of Net Assets
NC Housing Finance Agency Series 31-B	3.850	01/01/2017	Aa2/AA*	140,000	147,808

					147,808
GENERAL OBLIGATION BONDS
.48% of Net Assets
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	112,536
NC State Public Improvement — Series A	5.000	03/01/2019	Aaa/AAA*	15,000	16,401

					128,937

Total Investments (cost $25,186,813)(See (a) below for further explanation) 99.13% of Net Assets					$26,362,948

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,176,135
Unrealized depreciation	—

Net unrealized appreciation	$1,176,135

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,362,948
Level 3	Significant Unobservable Inputs	—

$26,362,948

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $25,186,813)		$26,362,948
Cash		281,410
Receivable for fund shares sold		14,038
Interest receivable		281,467

Total assets		26,939,863
LIABILITIES:
Payable for:
Distributions to shareholders	15,057
Fund shares redeemed	313,240
Investment advisory fee	11,470
Transfer agent fee	3,397
Trustees fees	1,001
Accrued expenses	2,837

Total liabilities		347,002

NET ASSETS:
Capital		25,409,435
Net accumulated realized gain on investment transactions		7,291
Net unrealized appreciation in value of investments		1,176,135

Net assets at value		$26,592,861

NET ASSET VALUE, offering price and redemption price per share ($26,592,861 ÷ 2,367,123 shares outstanding; unlimited number of shares authorized; no par value)		$11.23

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$347,525

Expenses:
Investment advisory fee	65,652
Transfer agent fee	19,560
Custodian expense	4,347
Professional fees	5,914
Other expenses	6,613

Total expenses	102,086
Custodian expense reduction	(152)

Net expenses	101,934

Net investment income	245,591

Realized and unrealized gain on investments:
Net realized gain	15,035
Net change in unrealized appreciation/depreciation	18,081

Net realized and unrealized gain on investments	33,116

Net increase in net assets resulting from operations	$278,707

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/12	One Year Ended 6/30/2012
Operations:
Net investment income	$245,591	$495,128
Net realized gain on investments	15,035	78,217
Net change in unrealized appreciation/depreciation	18,081	507,434

Net increase in net assets resulting from operations	278,707	1,080,779
Distributions from net investment income	(245,591)	(495,128)
Distributions from capital gains	(39,120)	—
Net fund share transactions (Note 4)	1,865,332	2,068,543

Total increase	1,859,328	2,654,194
Net assets:
Beginning of period	24,733,533	22,079,339

End of period	$26,592,861	$24,733,533

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/12		For the years ended June 30,
			2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.23		$10.93	$10.78	$10.57	$10.37	$10.30

Income from investment operations:
Net investment income	0.11		0.24	0.26	0.29	0.32	0.32
Net gains/(losses) on securities, both realized and unrealized	0.00	(b)	0.30	0.15	0.21	0.20	0.07

Total from investment operations	0.11		0.54	0.41	0.50	0.52	0.39
Less distributions:
Distributions from net investment income	(0.11)		(0.24)	(0.26)	(0.29)	(0.32)	(0.32)
Distributions from capital gains	—		—	—	—	—	— (b)

Total distributions	(0.11)		(0.24)	(0.26)	(0.29)	(0.32)	(0.32)

Net asset value, end of period	11.23		$11.23	$10.93	$10.78	$10.57	$10.67

Total return	1.09%	(c)	4.98%	3.86%	4.77%	5.07%	3.78%
Net assets, end of period (in thousands)	$26,593		$24,734	$22,079	$15,951	$11,662	$11,134
Ratio of net expenses to average net assets (a)	0.78%	(d)	0.78%	0.77%	0.82%	0.81%	0.82%
Ratio of net investment income to average net assets	1.88%	(d)	2.15%	2.41%	2.69%	3.04%	3.03%
Portfolio turnover	2.79%	(c)	12.31%	5.15%	17.94%	10.14%	23.91%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
0%(d)	0%(d)	For the six months ended December 31, 2012
0%	0%	For the year ended June 30, 2012
0%	0%	For the year ended June 30, 2011
0%	0%	For the year ended June 30, 2010
.02%	.03%	For the year ended June 30, 2009
0%	.04%	For the year ended June 30, 2008

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
39.98% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$116,603
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,736,415
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	841,890
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	250,000	261,288
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	823,643
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AA*/AA@	1,000,000	1,127,520
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,399,663
Cleveland TN General Obligation — Series A	5.000	06/01/2027	Aa3/A+*	680,000	742,791
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,367,219
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,076,100
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,849,397
Giles County TN	4.500	02/01/2018	Aa3	1,000,000	1,023,160
Greene County TN General Obligation — Series B	5.000	06/01/2024	A1	505,000	561,681
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	AA*	1,000,000	1,130,330
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AA*	740,000	815,376
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,486,337
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,582,689
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,133,800
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Baa2/BBB*	10,000	10,000
Knox County TN Health Educational & Housing — Covenant Health	5.000	01/01/2022	Aa3/AA-*/AA@	450,000	450,000
Knoxville TN Waste Water System Revenue Improvement — Series A	5.000	04/01/2037	Aa2/AA+*	370,000	396,999
Manchester TN Refunding General Obligation	5.000	06/01/2038	Aa3/AA-*	100,000	115,073
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,153,509
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	NR	795,000	806,337
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AA-*	1,000,000	1,066,380
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*	1,400,000	1,594,474
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2028	Aa1/AA*	240,000	271,284
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,071,780
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,309
Overton County TN Refunding — Schools General Obligation	5.000	04/01/2018	Baa2	500,000	536,680
Pigeon Forge TN Refunding — Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,129,500
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,559,041
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AA-*	1,000,000	1,102,370
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	784,224
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AA-*	1,125,000	1,295,651
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,527,093
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,575,288
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,714,954
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,364,712
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,741,973

					43,598,533
GENERAL OBLIGATION BONDS
16.00% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	982,703
Memphis TN Refunding & General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	986,043
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*	4,025,000	4,665,378
Metropolitan Government Nashville and Davidson County TN	5.000	10/01/2033	Aa1/AA*	1,500,000	1,786,844
Pigeon Forge Industrial Development Board TN	5.000	06/01/2024	AA*	600,000	729,966
Pigeon Forge Industrial Development Board TN	5.000	06/01/2027	AA*	1,400,000	1,691,284
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,516,440
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	982,438
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,625,561
Shelby County TN General Obligation — Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,482,000

					17,448,657

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
13.41% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000%	05/01/2029	A*	$250,000	$277,720
Clarksville TN Electric System Revenue — Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,180,280
Clarksville TN Electric System Revenue — Series A	5.000	09/01/2032	Aa2/AA-*	480,000	557,054
Clarksville TN Electric System Revenue — Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,298,640
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	1,013,608
Knox-Chapman TN Utility District Knox County Water & Sewer	5.250	01/01/2036	AA-*	700,000	811,818
Knox-Chapman TN Utility District Knox County Water & Sewer	4.500	01/01/2027	AA-*	1,000,000	1,173,090
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	519,611
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2036	AA+*/AA+@	4,145,000	4,844,800
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	553,775
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,393,681

					14,624,077
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.37% of Net Assets
Metropolitan Government Nashville & Davidson County TN Housing	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,148,990
Metropolitan Government Nashville & Davidson County TN	5.000	10/01/2030	Aa2/AA*	500,000	607,545
Metropolitan Government Nashville & Davidson County TN Health	4.000	10/01/2031	Aa2/AA*	1,000,000	1,107,130
Shelby County TN Health Education & Housing Facilities Board	5.000	08/01/2030	A1/A+*	500,000	580,500
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,141,230
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,483,286
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	575,940
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	3,000,058
TN State School Board Authority Higher Education Facilities	5.000	05/01/2039	Aa1/AA*/AA+@	500,000	578,215

					10,222,894
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.06% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000	11/15/2040	Aa1/AA+*/AA+@	1,500,000	1,663,365
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	5,183,913
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	847,807

					7,695,085
STATE AND LOCAL MORTGAGE REVENUE
5.56% of Net Assets
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	715,000	758,679
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	525,000	559,897
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	755,000	801,123
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,470,000	1,570,460
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	730,000	797,532
TN Housing Development Agency Mortgage Financing — Series A	5.200	07/01/2023	Aa2/AA*	1,555,000	1,570,146

					6,057,837
PREREFUNDED BONDS
2.74% of Net Assets
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,119,890
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	BBB*	305,000	305,827
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	NR	320,000	330,480
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*	560,000	610,557
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*	565,000	616,008

					2,982,762
LEASE REVENUE BONDS
2.39% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000	09/01/2026	AA*/AA@	250,000	289,560
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	707,425
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	858,510
TN Housing Development Agency — Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	720,000	756,994

					2,612,489

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
ESCROWED TO MATURITY BONDS
1.18% of Net Assets
Johnson City TN Health & Educational Revenue	5.000%	07/01/2018	BBB*	$150,000	$150,372
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,071,250
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/BBB*	60,000	67,178

					1,288,800
INDUSTRIAL REVENUE BONDS
0.91% of Net Assets
Industrial Development Board TN Blount County & Cities	5.000	06/01/2027	Aa3/AA-*	850,000	996,982

					996,982
PUBLIC FACILITIES REVENUE BONDS
0.53% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	578,040

					578,040

Total Investments (cost $100,686,482)(See (a) below for further explanation) 99.13% of Net Assets					$108,106,156

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,559,721
Unrealized depreciation	(140,047)

Net unrealized appreciation	$7,419,674

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	108,106,156
Level 3	Significant Unobservable Inputs	—

$108,106,156

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $100,686,482)		$108,106,156
Cash		93,373
Receivable for fund shares sold		3,538
Interest receivable		1,344,068

Total assets		109,547,135
LIABILITIES:
Payable for:
Distributions to shareholders	381,761
Fund shares redeemed	35,269
Investment advisory fee	29,699
Transfer agent fee	12,001
Trustees fees	36,235
Accrued expenses	728

Total liabilities		495,693

NET ASSETS:
Capital		102,049,646
Net accumulated realized loss on investment transactions		(417,878)
Net unrealized appreciation in value of investments		7,419,674

Net assets at value		$109,051,442

NET ASSET VALUE, offering price and redemption price per share ($109,051,442 ÷ 9,253,373 shares outstanding; unlimited number of shares authorized; no par value)		$11.79

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$1,976,052

Expenses:
Investment advisory fee	247,799
Transfer agent fee	69,050
Custodian expense	9,270
Professional fees	14,604
Other expenses	16,810
Total expenses	357,533

Fees waived by Adviser	(36,085)
Custodian expense reduction	(616)

Net expenses	320,832

Net investment income	1,655,220

Realized and unrealized gain on investments:
Net realized gain	203,458
Net change in unrealized appreciation/depreciation	1,815,100

Net realized and unrealized gain on investments	2,018,558

Net increase in net assets resulting from operations	$3,673,778

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/2012	One Year Ended 6/30/2012
Operations:
Net investment income	$1,655,220	$3,364,028
Net realized gain on investments	203,458	202,311
Net change in unrealized appreciation/depreciation	1,815,100	4,124,407

Net increase in net assets resulting from operations	3,673,778	7,690,746
Distributions from net investment income	(1,655,220)	(3,364,028)
Net fund share transactions (Note 4)	6,449,645	4,516,305

Total increase	8,468,203	8,843,023
Net assets:
Beginning of period	100,583,239	91,740,216

End of period	$109,051,442	$100,583,239

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/12 2012		For the years ended June 30,
			2012	2011		2010	2009	2008
Net asset value, beginning of year	$11.56		$11.04	$11.04		$10.71	$10.77	$10.87

Income from investment operations:
Net investment income	0.18		0.40	0.41		0.40	0.41	0.41
Net gains/(losses) on securities,both realized and unrealized	0.23		0.52	—	(b)	0.33	(0.06)	(0.10)

Total from investment operations	0.41		0.92	0.41		0.73	0.35	0.31
Less distributions:
Distributions from net investment income	(0.18)		(0.40)	(0.41)		(0.40)	(0.41)	(0.41)

Net asset value, end of period	$11.79		$11.56	$11.04		$11.04	$10.71	$10.77

Total return	3.57%	(b)	8.44%	3.78%		6.92%	3.40%	2.87%
Net assets, end of period (in thousands)	$109,051		$100,583	$91,740		$94,960	$92,222	$90,397
Ratio of net expenses to average net assets (a)	0.60%	(c)	0.70%	0.69%		0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	3.10%	(c)	3.50%	3.68%		3.67%	3.90%	3.74%
Portfolio turnover	3.80%	(b)	8.39%	6.38%		14.51%	7.62%	15.71%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.07%	(c)	0%	(c)	For the six months ended December 31, 2012
.00%		0%		For the year ended June 30, 2012
.00%		0%		For the year ended June 30, 2011
.00%		0%		For the year ended June 30, 2010
.00%		0%		For the year ended June 30, 2009
.00%		0%		For the year ended June 30, 2008

(b)	Not Annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
37.49% of Net Assets
Blount County TN Public Building Authority	4.000%	06/01/2020	Aa2/AA-*	$150,000	$171,672
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	209,258
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	194,586
Cross Anchor TN Utility District	4.250	12/01/2015	AA-*	65,000	71,234
Cross Anchor TN Utility District	4.250	12/01/2016	AA-*	65,000	72,483
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	142,618
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AA-*	105,000	110,672
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	430,772
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	57,383
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	Aa2/AA@	50,000	52,568
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	138,165
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	243,646
Madison County TN Refunding — School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	192,782
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	316,104
Memphis TN — Series A	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	227,472
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	222,142
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/BBB*/AA-@	155,000	155,000
Metropolitan Nashville Airport Authority — Series A	4.500	07/01/2014	Aa3/AA-*	250,000	263,840
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	Aa3/AA-*	100,000	109,697
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	Aa3/AA-*	100,000	111,187
Polk County TN Refinancing	5.000	05/01/2020	Aa3	150,000	171,875
Robertson County School	4.000	06/01/2020	Aa3/AA-*	250,000	281,978
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA-*	100,000	115,968
Shelby County Health Education	5.250	09/01/2020	Aa3/AA-*	400,000	459,684
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	215,016

					4,737,802
GENERAL OBLIGATION BONDS
20.72% of Net Assets
Claiborne County TN Public Improvement — Series A	5.000	04/01/2017	A+*	170,000	196,532
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA-*	100,000	119,132
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	118,509
Memphis TN General Obligation — Series A	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	303,513
Metro Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*	250,000	292,438
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa1/AA*	200,000	237,630
Rhea County TN	3.000	04/01/2018	A1	200,000	216,880
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	178,589
Sevier County TN Public Building Authority	5.000	06/01/2019	AA-*	100,000	118,657
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	208,388
Tennessee State — Series A	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	384,149
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	243,514

					2,617,931
PREREFUNDED BONDS
14.69% of Net Assets
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,058,200
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	486,059
Memphis TN Electric System Revenue — Series A	5.000	12/01/2015	Aa2/AA+*/AA+@	300,000	312,330

					1,856,589
STATE AND LOCAL MORTGAGE REVENUE BONDS
6.04% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	135,000	141,936
TN Housing Development Agency — Series 1B	4.800	07/01/2024	Aa1/AA+*	250,000	265,968
TN Housing Development Agency Homeownership Program — 2	2.950	01/01/2015	Aa1/AA+*	100,000	103,750
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	250,000	251,985

					763,639

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
5.33% of Net Assets
Castalian Springs — Bethpage TN Waterworks	3.000%	01/01/2019	A+*	$260,000	$280,436
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	109,743
Metropolitan Government Nashville & Davidson County Water & Sewer	5.250	01/01/2019	Aa2/AA-*/AA-@	125,000	153,815
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	128,970

					672,964
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.55% of Net Assets
Franklin County TN Health & Education Facilities	4.000	09/01/2019	A+*	500,000	574,560

					574,560
LEASE REVENUE BONDS
3.75% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000	09/01/2021	AA*/AA@	400,000	473,936

					473,936
PUBLIC FACILITIES REVENUE BONDS
3.65% of Net Assets
Blount County TN Public Building Authority — Series B-19	3.500	06/01/2015	AA+*	200,000	213,096
Metropolitian Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*	125,000	137,410
Metropolitian Government Nashville Davidson County Convention	3.750	07/01/2018	A1/A*	100,000	110,222

					460,728
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.37% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	AA*	265,000	299,736

					299,736

Total Investments (cost $11,964,379)(See (a) below for further explanation) 98.59% of Net Assets					$12,457,885

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$496,193
Unrealized depreciation	(2,687)

Net unrealized appreciation	$493,506

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,457,885
Level 3	Significant Unobservable Inputs	—

$12,457,885

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $11,964,379)		$12,457,885
Cash		54,449
Defaulted securities receivable		23,606
Interest receivable		122,995

Total assets		12,658,935
LIABILITIES:
Payable for:
Distributions to shareholders	5,366
Fund shares redeemed	1,074
Investment advisory fee	5,340
Transfer agent fee	1,666
Trustees fees	912
Accrued expenses	8,233

Total liabilities		22,591

NET ASSETS:
Capital		12,431,910
Net accumulated realized loss on investment transactions		(289,072)
Net unrealized appreciation in value of investments		493,506

Net assets at value		$12,636,344

NET ASSET VALUE, offering price and redemption price per share ($12,636,344 ÷ 1,147,205 shares outstanding; unlimited number of shares authorized; no par value)		$11.01

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$173,135

Expenses:
Investment advisory fee	31,634
Transfer agent fee	9,818
Custodian expense	4,274
Professional fees	3,544
Other expenses	4,746

Total expenses	54,016
Custodian expense reduction	(71)

Net expenses	53,945

Net investment income	119,190

Realized and unrealized gain/(loss) on investments:
Net realized gain	23,330
Net change in unrealized appreciation/depreciation	(20,735)

Net realized and unrealized gain on investments	2,595

Net increase in net assets resulting from operations	$121,785

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/12	One Year Ended 6/30/2012
Operations:
Net investment income	$119,190	$230,540
Net realized gain/(loss) on investments	23,330	(88)
Net change in unrealized appreciation/depreciation	(20,735)	145,377

Net increase in net assets resulting from operations	121,785	375,829
Distributions from net investment income	(119,190)	(230,540)
Net fund share transactions (Note 4)	607,494	1,991,828

Total increase	610,089	2,137,117
Net assets:
Beginning of period	12,026,255	9,889,138

End of period	$12,636,344	$12,026,255

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/12		For the years ended June 30,
			2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.01		$10.85	$10.82	$10.54	$10.31	$10.32

Income from investment operations:
Net investment income	0.11		0.24	0.26	0.28	0.31	0.31
Net gains/(losses) on securities,both realized and unrealized	0.00		0.16	0.03	0.28	0.23	(0.01)

Total from investment operations	0.11		0.40	0.29	0.56	0.54	0.30
Less distributions:
Distributions from net investment income	(0.11)		(0.24)	(0.26)	(0.28)	(0.31)	(0.31)

Net asset value, end of period	$11.01		$11.01	$10.85	$10.82	$10.54	$10.31

Total return	0.95%	(b)	3.74%	2.72%	5.39%	5.31%	2.90%
Net assets, end of period (in thousands)	$12,636		$12,026	$9,889	$10,113	$9,075	$10,335
Ratio of net expenses to average net assets (a)	0.86%	(c)	0.87%	0.80%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	1.90%	(c)	2.21%	2.40%	2.63%	2.97%	2.96%
Portfolio turnover	14.64%	(b)	1.86%	18.32%	16.16%	15.00%	22.22%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.0%	(c)	0%	(c)	For the six months ended December 31, 2012
.00%		0%		For the year ended June 30, 2012
.02%		0%		For the year ended June 30, 2011
.02%		0%		For the year ended June 30, 2010
0%		.04%		For the year ended June 30, 2009
0%		.05%		For the year ended June 30, 2008

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

FEDERAL FARM CREDIT
58.53% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,489,992
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,569,948
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,554,952
Federal Farm Credit Bank	3.850	05/20/2021	Aaa/AA+*/AAA@	500,000	506,673
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AA+*/AAA@	1,550,000	1,665,944
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,929,366
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AA+*/AAA@	1,900,000	1,960,504
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	468,490

					15,145,869
FEDERAL HOME LOAN BANK
30.47% of Net Assets
Federal Home Loan Bank	2.665	06/08/2024	Aaa/AA+*	750,000	779,360
Federal Home Loan Bank	2.700	03/21/2022	Aaa/AA+*	1,500,000	1,506,545
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	549,207
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,258,103
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	634,134
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,644,830
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AA+*	500,000	511,676

					7,883,855
FEDERAL HOME LOAN MORTGAGE
5.54% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,433,580

					1,433,580
FEDERAL HOME LOAN MORTGAGE
3.82% of Net Assets
Federal Home Loan Mortgage Corporation	2.500	11/08/2024	Aaa/AA+*/AAA@	1,000,000	988,775

					988,775

Total Investments (cost $23,626,960)(See (a) below for further explanation) 98.36% of Net Assets					$25,452,079

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,836,730
Unrealized depreciation	(11,611)

Net unrealized appreciation	$1,825,119

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2, or 3 during the period ending December 31, 2012.

	Valuation Inputs	Government Agencies	Total

Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	25,452,079	25,452,079
Level 3	Significant Unobservable Inputs	—	—

$25,452,079

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $23,626,960)		$25,452,079
Cash		230,416
Interest receivable		231,755

Total assets		25,914,250
LIABILITIES:
Payable for:
Distributions to shareholders	12,732
Fund shares redeemed	10,710
Investment advisory fee	399
Transfer agent fee	5,816
Accrued expenses	7,812

Total liabilities		37,469

NET ASSETS:
Capital		24,135,809
Accumulated net investment income		990
Net accumulated realized loss on investment transactions		(85,137)
Net unrealized appreciation in value of investments		1,825,119

Net assets at value		$25,876,781

NET ASSET VALUE, offering price and redemption price per share ($25,876,781 ÷ 2,413,426 shares outstanding; unlimited number of shares authorized; no par value)		$10.72

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$415,987

Expenses:
Investment advisory fee	26,361
Transfer agent fee	20,177
Custodian expense	4,316
Professional fees	2,689
Printing	5,042
Pricing	4,033
Other expenses	7,996

Total expenses	70,614
Fees waived by Adviser	(10,790)
Custodian expense reduction	(141)

Net expenses	59,683

Net investment income	356,304

Realized and unrealized gain on investments:
Net realized gain	316
Net change in unrealized appreciation/depreciation	340,630

Net realized and unrealized gain on investments	340,946

Net increase in net assets resulting from operations	$697,250

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/12	One Year Ended 6/30/2012
Operations:
Net investment income	$356,304	$837,279
Net realized gain on investments	316	11,485
Net change in unrealized appreciation/depreciation	340,630	1,563,467

Net increase/(decrease) in net assets resulting from operations	697,250	2,412,231
Distributions from net investment income	(355,314)	(837,279)
Net fund share transactions (Note 4)	(295,414)	(748,612)

Total increase	46,522	826,340
Net assets:
Beginning of period	25,830,259	25,003,919

End of period	$25,876,781	$25,830,259

Accumulated net investment income	$990	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/2012		For the years ended June 30,
			2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.58		$9.96	$10.24	$10.05	$9.93	$9.66

Income from investment operations:
Net investment income	0.15		0.34	0.35	0.44	0.46	0.48
Net gains/(losses) on securities, both realized and unrealized	0.14		0.62	(0.28)	0.19	0.12	0.27

Total from investment operations	0.29		0.96	0.07	0.63	0.58	0.75
Less distributions:
Distributions from net investment income	(0.15)		(0.34)	(0.35)	(0.44)	(0.46)	(0.48)

Net asset value, end of period	$10.72		$10.58	$9.96	$10.24	$10.05	$9.93

Total return	2.70%	(b)	9.72%	0.71%	6.38%	5.99%	7.88%
Net assets, end of period (in thousands)	$25,877		$25,830	$25,004	$42,053	$25,431	$23,132
Ratio of net expenses to average net assets (a)	0.46%	(c)	0.52%	0.46%	0.47%	0.47%	0.49%
Ratio of net investment income to average net assets	2.72%	(c)	3.25%	3.48%	4.30%	4.62%	4.85%
Portfolio turnover	6.81%	(b)	8.94%	72.86%	56.38%	30.35%	33.21%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.04%(c)	0%	(c)	For the six months ended December 31, 2012
.00%	0%		For the year ended June 30, 2012
.00%	0%		For the year ended June 30, 2011
.00%	0%		For the year ended June 30, 2010
.00%	.03%		For the year ended June 30, 2009
.00%	.04%		For the year ended June 30, 2008

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
20.47% of Net Assets
Armstrong School District PA Build America — Series A	7.000%	03/15/2041	AA-*	$750,000	$866,258
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	113,734
Bexar County TX Revenue Venue Project — Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	308,950
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA-*	350,000	399,634
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA-*	40,000	47,702
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	174,930
Lincoln AL Build America Recovery Zone Economic Development	6.800	06/01/2040	AA-*	500,000	553,870
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	131,465
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA-*/A+@	250,000	276,368
Scottsboro AL Build America	6.400	11/01/2040	Aa3/AA-*	250,000	280,347

					3,153,258
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
18.74% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	486,804
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	50,000	64,649
Denver County Public Schools Certificates of Participation	7.017	12/15/2037	Aa3/A+*	140,000	188,885
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	592,360
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	58,288
Las Vegas NV Certificates of Participation	7.800	09/01/2039	Aa3/AA-*/AA-@	60,000	71,848
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	865,755
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA-*	500,000	558,364

					2,886,953
LEASE REVENUE BONDS
17.30% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	303,655
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	280,370
KY State Property & Buildings Build America — Series C	5.921	11/01/2030	Aa3/A+*/AA-@	250,000	278,018
Metropolitan Government Nashville & Davidson County TN Build America	7.431	07/01/2043	A1/A*	160,000	200,323
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	200,000	270,328
OK Development Finance Authority Lease Revenue Taxable	5.650	06/01/2041	AA*/AA@	410,000	444,809
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	430,812
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	400,000	457,152

					2,665,467
GENERAL OBLIGATION BONDS
14.71% of Net Assets
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	116,281
East Bethel MN Build America Utilities — Series B	7.000	02/01/2040	Aa3	250,000	287,743
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	122,520
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	285,720
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	126,954
Pigeon Forge TN Build America Recovery Zone Economic	7.125	06/01/2040	AA*	300,000	377,553
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	842,067
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	Aa3	100,000	106,733

					2,265,571
MUNICIPAL UTILITY REVENUE BONDS
12.14% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA-*	500,000	576,290
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA@	250,000	308,185
Heber Light & Power Company UT Electric Revenue Build America	7.000	12/15/2030	Aa3/AA-@	500,000	538,775
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	270,900
Williamsport PA Municipa Water Authority Build America	6.100	01/01/2040	Aa3/AA-*	60,000	65,256
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	111,094

					1,870,500

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
7.92% of Net Assets
Dallas Convention Center Hotel Development Corporation	7.088%	01/01/2042	A1/A+*	$280,000	$336,630
Franklin County OH Convention Facilities Authority Build America	6.540	12/01/2036	Aa2/AA*	515,000	620,822
Metro Government Nashville & Davidson County TN Sports	5.231	07/01/2033	Aa2/AA-*	100,000	111,660
Metro Government Nashville & Davidson County TN	6.731	07/01/2043	Aa2/A*	125,000	150,381

					1,219,493
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.07% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	242,694
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	279,073
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	105,323

					627,090
TURNPIKE ROAD REVENUE
2.30% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa1/AA-*/AA-@	300,000	354,624

					354,624
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.37% of Net Assets
Virginia State Housing Development Authority Taxable Rental	5.251	01/01/2039	Aa1/AA+*	200,000	210,946

					210,946

Total Investments (cost $13,573,578)(See (a) below for further explanation) 99.02% of Net Assets					$15,253,902

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,681,849
Unrealized depreciation	(1,525)

Net unrealized appreciation	$1,680,324

Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2012.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,253,902
Level 3	Significant Unobservable Inputs	—

$15,253,902

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $13,573,578)		$15,253,902
Cash		16,359
Interest receivable		182,923
Prepaid expenses		4,065

Total assets		15,457,249
LIABILITIES:
Payable for:
Distributions to shareholders	41,299
Investment advisory fee	6,802
Transfer agent fee	2,091
Trustees fees	680

Total liabilities		50,872

NET ASSETS:
Capital		13,657,992
Accumulated net investment income		417
Net accumulated realized gain on investment transactions		67,644
Net unrealized appreciation in value of investments		1,680,324

Net assets at value		$15,406,377

NET ASSET VALUE, offering price and redemption price per share ($15,406,377 ÷ 1,420,285 shares outstanding; unlimited number of shares authorized; no par value)		$10.85

STATEMENT OF OPERATIONS

For the six months ended December 31, 2012

Net investment income:
Interest income	$446,255

Expenses:
Investment advisory fee	40,399
Transfer agent fee	12,236
Custodian expense	3,294
Professional fees	2,733
Pricing	4,033
Other expenses	2,576

Total expenses	65,271
Fees waived by Adviser	(508)
Custodian expense reduction	(89)

Net expenses	64,674

Net investment income	381,581

Realized and unrealized gain/(loss) on investments:
Net realized gain	108,222
Net change in unrealized appreciation/depreciation	(53,481)

Net realized and unrealized gain on investments	54,741

Net increase in net assets resulting from operations	$436,322

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2012 and the year ended June 30, 2012	UNAUDITED

	Six Months 12/31/12	One Year Ended 6/30/2012
Operations:
Net investment income	$381,581	$696,880
Net realized gain/(loss) on investments	108,222	—
Net change in unrealized appreciation/depreciation	(53,481)	1,483,917

Net increase in net assets resulting from operations	436,322	2,180,797
Distributions from net investment income	(381,164)	(696,663)
Distributions from capital gains	(19,468)
Net fund share transactions (Note 4)	(671,645)	3,686,285

Total increase/(decrease)	(635,955)	5,170,419
Net assets:
Beginning of period	16,042,332	10,871,913

End of period	$15,406,377	$16,042,332

Accumulated net investment income	$417	$217

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six months 12/31/12		For the year ended June 30, 2012	For the period ended June 30, 2011*
Net asset value, beginning of period	$10.82		$9.65	$10.00

Income from investment operations:
Net investment income	0.26		0.52	0.34
Net gains/(losses) on securities, both realized and unrealized	0.03		1.17	(0.35)

Total from investment operations	0.29		1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.26)		(0.52)	(0.34)

Net asset value, end of period	$10.85		$10.82	$9.65

Total return	2.79%	(b)	17.77%	0.04%	(b)
Net assets, end of period (in thousands)	$15,406		$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.84%	(c)	0.85%	0.49%	(c)
Ratio of net investment income to average net assets	4.74%	(c)	4.95%	3.71%	(c)
Portfolio turnover	3.63%	(b)	0.00%	89.93%	(b)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.01%	0%		For the six months ended December 30, 2012
.01%	0%		For the year ended June 30, 2012
.01%(c)	0%	(c)	For the period ended June 30, 2011*

* Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the Taxable Municipal Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.	Organization and Significant Accounting Policies, continued:

Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2012, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2012.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2012. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.	Organization and Significant Accounting Policies, continued:

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, for the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets. Prior to March 1, 2011 the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, paid to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets in excess of $500,000,000.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2012, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$9,944
Mississippi Tax-Free Income Series	9,850
Tennessee Tax-Free Income Series	36,085
Intermediate Government Bond Series	10,790
Taxable Municipal Bond Series	508

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

3.	Purchases and Sales of Securities

During the period ended December 31, 2012, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$986,687	$55,000
Kentucky Tax-Free Income Series	31,081,427	13,557,680
Kentucky Tax-Free Short-to-Medium Series	5,402,852	1,621,786
Mississippi Tax-Free Income Series	985,673	296,017
North Carolina Tax-Free Income Series	8,949,774	60,000
North Carolina Tax-Free Short-to-Medium Series	2,828,957	711,613
Tennessee Tax-Free Income Series	10,599,643	3,962,919
Tennessee Tax-Free Short-to-Medium Series	2,450,434	1,812,479
Intermediate Government Bond Series	2,048,900	1,757,675
Taxable Municipal Bond Series	570,707	1,176,581

4.	Capital Shares

At December 31, 2012 and June 30, 2012, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	120,088	$1,522,231	188,379	$2,308,608
Shares reinvested	17,331	219,511	32,781	400,946
Shares redeemed	(68,283)	(865,534)	(186,821)	(2,255,059)
Net increase	69,136	$876,208	34,339	$454,495

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,948,343	$48,163,280	12,628,466	$99,622,755
Shares reinvested	1,185,439	9,601,900	2,824,157	22,312,335
Shares redeemed	(7,189,976)	(58,266,107)	(9,118,696)	(71,877,445)
Net increase/(decrease)	(56,194)	$(500,927)	6,333,927	$50,057,645

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,144,288	$11,938,036	5,461,238	$29,954,333
Shares reinvested	122,207	680,091	237,712	1,312,023
Shares redeemed	(1,767,758)	(9,837,353)	(2,960,612)	(16,311,945)
Net increase	498,737	$2,780,774	2,738,338	$14,954,411

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

4.	Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	78,609	$963,569	108,782	$1,288,526
Shares reinvested	5,458	66,887	9,387	111,323
Shares redeemed	(14,819)	(181,210)	(38,842)	(461,594)
Net increase	69,248	$849,246	79,327	$938,255

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,178,940	$13,968,779	1,601,304	$18,387,740
Shares reinvested	92,462	1,098,710	160,526	1,834,791
Shares redeemed	(487,047)	(5,770,544)	(1,041,946)	(11,818,454)
Net increase	784,355	$9,296,945	719,884	$8,404,077

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	396,317	$4,477,362	448,118	$5,003,359
Shares reinvested	19,836	223,840	33,220	370,190
Shares redeemed	(251,579)	(2,835,870)	(297,998)	(3,305,006)
Net increase	164,574	$1,865,332	183,340	$2,068,543

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	928,755	$10,928,930	1,125,114	$12,822,015
Shares reinvested	78,806	929,120	164,815	1,885,305
Shares redeemed	(457,641)	(5,408,405)	(899,434)	(10,191,015)
Net increase	549,920	$6,449,645	390,495	$4,516,305

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	126,571	$1,397,378	244,908	$2,694,660
Shares reinvested	7,351	81,269	14,132	155,241
Shares redeemed	(78,985)	(871,153)	(78,025)	(858,073)
Net increase	54,937	$607,494	181,015	$1,991,828

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	58,568	$625,245	175,111	$1,813,245
Shares reinvested	25,055	269,158	59,439	623,150
Shares redeemed	(111,051)	(1,189,817)	(305,067)	(3,185,007)
Net decrease	(27,428)	$(295,414)	(70,517)	$(748,612)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

4.	Capital Shares, continued:

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	83,581	$911,158	340,717	$3,518,945
Shares reinvested	15,746	172,043	24,087	253,910
Shares redeemed	(161,703)	(1,754,846)	(8,234)	(86,570)
Net increase/(decrease)	(62,376)	$(671,645)	356,570	$3,686,285

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Post-effective no expiration long-term capital losses: Mississippi Tax-Free Income Series $22,265

As of June 30, 2012, the Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and the Taxable Municipal Bond Series have capital loss carry-forwards which are available to offset future capital gains, if any. As of June 30, 2012, the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series do not have any capital loss carry-forwards.

The capital loss carry-forwards expire as follows:

	2013	2014	2015	2016	2017	2018	2019	Total
Kentucky Tax-Free Short-to-Medium Series	$—	$43,550	$446,645	$227,932	$223,976	$—	$—	$942,103
Tennessee Tax-Free Income Series		—	—	—	—	621,337	—	621,337
Tennessee Tax-Free Short-to-Medium Series	—	—	72,288	23,418	—	—	—	95,706
Intermediate Government Bond Series	2	64,307	21,143	—	—	—		85,452
Taxable Municipal Bond Series	—	—	—	—	—	—	21,110	21,110

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

6.	Federal Income Taxes, continued:

During the year ended June 30, 2012, the following Funds utilized capital loss carry-forwards as follows:

Amount
Alabama Tax-Free Income Series	$37,041
Kentucky Tax-Free Short-to-Medium Series	88,570
North Carolina Tax-Free Income Series	138,890
North Carolina Tax-Free Short-to-Medium Series	46,841
Tennessee Tax-Free Income Series	202,311
Tennessee Tax-Free Short-to-Medium Series	214
Intermediate Government Bond Series	7,792

During the year ended June 30, 2012, the Mississippi Tax-Free Income Series had expiration of a capital loss carry forward of $16,068.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2012 as follows:

Post October Losses
Tennessee Tax-Free Short-to-Medium Series	$(302)

At June 30, 2012, the effect of permanent book to tax differences resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Investment Income	Accumulated Net Realized Losses	Capital
Mississippi Tax-Free Income Series	$16,068	$(16,068)	$—
Intermediate Government Bond Series	—	28,054	(28,054)

The tax character of distributions paid for the periods ended June 30, 2012 and 2011 were as follows:

	2012			2011
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$781,226	$—	$12,037	$774,546	$—	$—
Kentucky Tax-Free Income Series	34,105,207	58,958	3,685,303	33,202,621	3,723	2,192,264
Kentucky Tax-Free Short-to-Medium Series	1,911,427	—	—	1,714,591	—	—
Mississippi Tax-Free Income Series	235,664	—	16,068	242,439	—	—
North Carolina Tax-Free Income Series	2,780,923	—	—	2,813,638	—	—
North Carolina Tax-Free Short-to-Medium Series	495,128	—	—	457,012	—	—
Tennessee Tax-Free Income Series	3,364,028	—	—	3,451,031	—	—
Tennessee Tax-Free Short-to-Medium Series	230,540	—	—	249,321	—	—
Intermediate Government Bond Series	—	837,279	—	—	1,125,601	—
Taxable Municipal Bond Series	—	696,663	—	—	457,937	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

6.	Federal Income Taxes, continued:

At June 30, 2012, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long term Capital Gain	Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$98,883	$15,769	$1,341,821
Kentucky Tax-Free Income	37,796	3,531,740	41,247	69,292,400
Kentucky Tax-Free Short-to-Medium	—	44,838		5,013,549
Mississippi Tax-Free Income	—	52,001		434,846
North Carolina Tax-Free Income	—	224,371	131,685	4,906,703
North Carolina Tax-Free Short-to-Medium	—	8,731	31,376	1,158,054
Tennessee Tax-Free Income	—	360,503		5,604,574
Tennessee Tax-Free Short-to-Medium	—	5,996		297,847
Intermediate Government Bond	16,063			1,484,489
Taxable Municipal Bond Series	34,805			1,733,588

	Accumulated Capital and Other Losses		Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$		$(98,460)	$1,358,013
Kentucky Tax-Free Income			(3,484,260)	69,418,923
Kentucky Tax-Free Short-to-Medium		(942,103)	(44,839)	4,071,445
Mississippi Tax-Free Income		(22,265)	(35,727)	428,855
North Carolina Tax-Free Income			(220,966)	5,041,793
North Carolina Tax-Free Short-to-Medium			(8,731)	1,189,430
Tennessee Tax-Free Income		(621,337)	(360,504)	4,983,236
Tennessee Tax-Free Short-to-Medium		(96,008)	(5,996)	201,839
Intermediate Government Bond		(85,452)	(16,064)	1,399,036
Taxable Municipal Bond Series		(21,110)	(34,588)	1,712,695

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be immaterial.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2013, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

8.	Line of Credit Agreement and Custodian Agreement, continued:

At December 31, 2012, the Funds had an unused line of credit amount of $25,000,000. During the six months ended December 31, 2012, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$16
Kentucky Tax Free Income Series	—
Kentucky Tax-Free Short-to-Medium Series	2,788
Mississippi Tax-Free Income Series	136
North Carolina Tax-Free Income Series	—
North Carolina Tax-Free Short-to-Medium Series	3,348
Tennessee Tax-Free Income Series	3,891
Tennessee Tax-Free Short-to-Medium Series	11,457
Taxable Municipal Bond Series	2,190
Intermediate Government Bond Series	815

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operation as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 82	President	Annual Term; 33 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	KY Historical Society Foundation
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 61	Compliance Officer	Annual Term; 8 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 50	Executive Vice President	Annual Term; 7 years of service	President, Dupree & Company, Inc.	N/A	International Book Project, Inc.; Henry Clay Memorial Foundation
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 51	Vice President, Secretary, Treasurer	Annual Term; 14 years of service as Vice President, 12 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 53	Assistant Secretary	Annual Term; 19 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 72	Chairman, Trustee	Annual Term; 11 years of service as Chairman; 23 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 50	Trustee	One Year Term; 5 Years of Service	Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (executive office space rental)	10	Advisory Board, Community Trust Bank; President/ Director, Global Workspace Association; Vice President, Director, Preferred Office Network, LLC
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 75	Trustee	Annual Term; 16 years of service	Alexander Farms, farming	10	KY Natural Lands Trust, Bluegrass Conservancy
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 68	Trustee	Annual Term; 10 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 60	Trustee	Annual Term; First year of service	Rosenstein Development, LLC (self-employed marketing consultant)	10	Trustee, Transylvania University, KY Historical Society
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 54	Trustee	Annual Term; First year of service	Vice President for Finance and Business, Transylvania University 2009 to date; Treasurer, University of Kentucky 2008-2009; Controller, University of Kentucky 2004-2008	10	Director, Bank of the Bluegrass

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Trustee and officer information, continued:

As of December 31, 2012, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2012, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Fund. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of August 21, 2012 reviewed the following factors with respect to each fund: (1) the nature, extent and quality of services provided by Dupree & Company to each fund; (2) the investment performance of each fund; (3) the costs of the services provided to each fund and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of fund investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients, if any; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the funds, followed by an outline of the selected specific factors the Trustees considered for each particular fund.

Nature, Extent and Quality of Services

Pursuant to each agreement, the investment adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the investment adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the series’ investment objectives and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, the investment adviser provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accountants, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

Dupree & Company provides accounting services for all portfolio holdings, prepares required reports to shareholders, and prepares necessary SEC filings on a timely basis. Dupree & Company does not render services to any other clients.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Board of Trustees Approval of Existing Advisory Agreements, continued:

The Trustees considered that the investment adviser is an experienced investment adviser whose investment professionals have managed the several Series of the Trust since their inception. The investment adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the investment adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar®, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. For the most part, the Series’ returns over the periods reviewed have been very close to the Series’ benchmarks. For additional detail about the considerations for each Trust Series, see the “Series-by-Series Factors” section below.

Cost and Profitability

The Trustees reviewed the audited (years ended December 31, 2010 and December 31, 2011) and unaudited financial statements (six months ended June 30, 2012) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2012). The investment adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the investment adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as investment adviser to each Series since the inception of each Series. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Series and the historic subsidization provided by Dupree & Co. to the several Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar®. The Trustees considered that the proposed advisory fees to be paid to the investment adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the investment adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the investment adviser’s fees decrease on a percentage basis.

The investment adviser has identified no “economies of scale”, advising that growth of the Trust will require additional personnel. Further, the investment adviser has stated that additional compliance requirements can be expected to consume more personnel time and may preclude realization of economies of scale.

Fee Comparison with Other Clients

The only client served by the investment adviser is the Trust, so there are no applicable fee comparisons.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Board of Trustees Approval of Existing Advisory Agreements, continued:

Other Benefits

The Trustees considered that the investment adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the investment adviser is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders of each Series is that the investment adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 19 portfolio purchase transactions and 13 portfolio sale transactions

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $16,963 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses

•	As of June 30, 2012, the Series received an overall Morningstar® rating of four stars

•	As of June 30, 2012, the Series Expense Ratio was 0.60% (after waiver of fees), the lowest of 7 funds evaluated by Morningstar®

Kentucky Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 46 portfolio purchase transactions and 63 portfolio sale transactions.

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $16,362 as compared to $16,743 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of June 30, 2012, the Series received an overall Morningstar® rating of five stars.

•	As of June 30, 2012, the Series Expense Ratio was 0.58%, the lowest of 12 funds evaluated by Morningstar®.

Kentucky Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 38 portfolio purchase transactions and 7 portfolio sale transactions.

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $14,019 as compared to $16,727 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of June 30, 2012, the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012, the Series Expense Ratio was 0.72%. Out of 12funds evaluated by Morningstar®, only 3 had lower expense ratios than this Series. Of these 3 funds, 2 only accept institutional clients and remaining fund was the Dupree Kentucky Tax-Free Income Series.

Mississippi Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 23 portfolio purchase transactions and 11 portfolio sale transactions.

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $16,431 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Board of Trustees Approval of Existing Advisory Agreements, continued:

•	As of June 30, 2012, the Series received an overall Morningstar® rating of five stars.

•	As of June 30, 2012, the Series Expense Ratio was 0.58% (after waiver of fees) was the lower of 2 funds evaluated by Morningstar®.

North Carolina Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 30 portfolio purchase transactions and 16 portfolio sale transactions.

•	As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $16,303 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012, the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012, the Series Expense Ratio was 0.70%, the 5th lowest of 15 funds evaluated by Morningstar®. The other funds it was compared with either had a load or sales charge, a million dollar minimum investment, or were only open to employees of the fund.

North Carolina Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 27 portfolio purchase transactions and 18 portfolio sale transactions.

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $14,221 as compared to $16,727 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012, the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012, the Series Expense Ratio was 0.77%, the 6th lowest of 15 funds evaluated by Morningstar®. Of the other funds 1 charges a sales load; 1 is open only to employees of the fund family; 3 are only open to institutional clients with a one million dollar minimum investment; and the remaining fund is the Dupree North Carolina Tax-Free Income Series.

Tennessee Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 18 portfolio purchase transactions and 36 portfolio sale transactions.

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $15,943 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012, the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012, the Series Expense Ratio was 0.69%, the 3rd lowest of 13 funds evaluated by Morningstar®. The funds with the lower expense ratios are open only to institutional clients with a minimum one million dollar investment.

Tennessee Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 13 portfolio purchase transactions and 9 portfolio sale transactions.

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $13,890 as compared to $16,727 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Board of Trustees Approval of Existing Advisory Agreements, continued:

•	As of June 30, 2012, the Series received an overall Morningstar® rating of three stars.

•

As of June 30, 2012, the Series Expense Ratio was 0.80%, the 6th lowest of 13 funds evaluated by Morningstar®. 2 of the funds have a load, 2 are open to institutional clients with a million dollar investment and the other is the Dupree Tennessee Tax-Free Income Series.

Intermediate Government Bond Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 3 portfolio purchase transactions and 6 portfolio sale transactions.

•

As of June 30, 2012, the ten year growth of $10,000 invested in the Series was $16,533 as compared to $15,722 for the BarCap U.S Intermediate Government Bond Index. The BarCap U.S. Government Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012, the Series received an overall Morningstar® rating of four stars

•	As of June 30, 2012, the Series Expense Ratio was 0.46%, the 2nd lowest of 21 funds evaluated by Morningstar®.

Taxable Municipal Bond Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 27 portfolio purchase transactions and 0 portfolio sale transactions.

•

As of June 30, 2012, the twenty month growth of $10,000 invested in the Series was $11,784 as compared to $11,452 for the BarCap Municipal Taxable Bond Index. The BarCap Municipal Taxable Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012, the Series was not rated by Morningstar®.

•	As of June 30, 2012, the Series Expense Ratio was 0.76%, the 3rd lowest of 5 funds evaluated by Morningstar®. The two funds with the lower expense ratios are Exchange Traded Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2012	Beginning Account Value July 1, 2012*	Ending Account Value December 31, 2012**	Expenses Paid During the Six Months Ended December 31, 2012
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,030.75	$3.61
Hypothetical	.70	1,000.00	1,025.21	3.60
Kentucky Tax-Free Income Series
Actual	.57	1,000.00	1,014.87	2.89
Hypothetical	.57	1,000.00	1,025.21	2.91
Kentucky Tax-Free Short-to-Medium Series
Actual	.73	1,000.00	1,005.39	3.68
Hypothetical	.73	1,000.00	1,025.21	3.72
Mississippi Tax-Free Income Series
Actual	.66	1,000.00	1,019.71	3.34
Hypothetical	.66	1,000.00	1,025.21	3.35
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,011.02	3.65
Hypothetical	.72	1,000.00	1,025.21	3.66
North Carolina Tax-Free Short-to-Medium Series
Actual	.78	1,000.00	1,005.49	3.95
Hypothetical	.78	1,000.00	1,025.21	3.99
Tennessee Tax-Free Income Series
Actual	.60	1,000.00	1,009.00	3.05
Hypothetical	.60	1,000.00	1,025.21	3.06
Tennessee Tax-Free Short-to-Medium Series
Actual	.86	1,000.00	1,004.79	4.33
Hypothetical	.86	1,000.00	1,025.21	4.37

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2012

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2012	Beginning Account Value July 1, 2012*	Ending Account Value December 31, 2012**	Expenses Paid During the Six Months Ended December 31, 2012
Intermediate Government Bond Series
Actual	.86%	$1,000.00	$1,014.06	$2.35
Hypothetical	.86	1,000.00	1,025.21	2.37
Taxable Municipal Bond Series
Actual	.79	1,000.00	1,126.80	4.23
Hypothetical	.79	1,000.00	1,025.21	4.03

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 23, 2012. The purpose of the meeting was (i) to elect Messrs.

James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, Marc A. Mathews, Lucy A. Breathitt, and Ann Rosenstein Giles as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2013. The results of all matters voted on by shareholders at the Shareholder Meeting held October 23, 2012 were as follows:

A. Election of Trustees:

	FOR	WITHHELD	TOTAL
James C. Baughman	103,785,477.388	626,787.071	104,412,264.459
Lucy A. Breathitt	105,479,406.434	626,787.071	106,106,193.505
William A. Combs	105,723,369.278	626,787.071	106,350,156.349
C. Timothy Cone	105,833,075.217	626,787.071	106,459,862.288
Ann Rosenstein Giles	105,572,033.016	626,787.071	106,198,820.087
Marc A. Mathews	105,784,698.482	626,787.071	106,411,485.553

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2013:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	98,178,123.742	538,506.396	1,103,521.780	99,820,151.918

C. Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	103,323,021.558	1,904,965.819	761,809,635	105,989,797.012

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request a free copy of the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of whom are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On February 14, 2013 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 14, 2013 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr.,
President

Date: February 15, 2013

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 15, 2013